      As filed with the Securities and Exchange Commission on September 29, 2006


                                                      1933 Act File No. 33-47703
                                                      1940 Act File No. 811-6654

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.                                                  [ ]
Post-Effective Amendment No. 49                                              [X]


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 52                                                             [X]


                        (Check appropriate box or boxes)


                            BNY Hamilton Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)


                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, Including Area Code: (614) 470-8000


                                   Copies To:


          Kim R. Smallman                     Daniel Hirsch
          BISYS                               Ropes & Gray
          100 Summer Street                   One Metro Center
          Boston, Massachusetts 02110         700 12th St. N.W. Suite 900
                                              Washington, DC 20005-3948


                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):


[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2), of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    [GRAPHIC]

                                  BNY
HAMILTON

                                  PROSPECTUS



                              SEPTEMBER 29, 2006


                                    [GRAPHIC]







   100% U.S. TREASURY SECURITIES MONEY FUND

   U.S. GOVERNMENT MONEY FUND

   INSTITUTIONAL SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton 100% U.S. Treasury Securities Money Fund

 8  BNY Hamilton U.S. Government Money Fund


ACCOUNT POLICIES

11  Daily NAV Calculation

11  Distributions and Tax Considerations

12  Purchasing and Redeeming Institutional Shares

13  Abusive Trading

14  Investment Advisor

14  Portfolio Manager

14  Additional Information About the Funds' Investment Strategies


 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 100% U.S. TREASURY SECURITIES MONEY FUND


     CUSIP Number: Institutional Shares 05561M283


 U.S. GOVERNMENT MONEY FUND


     CUSIP Number: Institutional Shares 05561M234

BNY HAMILTON

 100% U.S. TREASURY SECURITIES MONEY FUND

INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. Government. These securities are:

.. Treasury bills

.. Treasury notes

.. Treasury bonds


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

MAIN INVESTMENT RISKS


The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.


Since the Fund invests only in U.S. Treasury obligations, its yields may lag other money market funds that invest in higher-yielding securities with somewhat increased credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

                          BNY Hamilton 100% U.S. Treasury Securities Money Fund

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.





BNY Hamilton 100% U.S. Treasury Securities Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



             Fee table (% of average net assets)
             ------------------------------------------------------

                                                      Institutional
                                                         Shares
             ------------------------------------------------------
             Shareholder Fees                             None

             Annual Operating Expenses (expenses that
              are deducted from fund assets)
             ------------------------------------------------------
             Management fee                               0.08
             Servicing fee                                None
             Other expenses/(a)/                          0.12
             Total annual operating expenses/(b)/         0.20



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Institutional Shares' "Total annual operating expenses" to 0.16% of the Fund's average daily net assets allocable to the Institutional Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.


The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                      Expenses on a $10,000 investment* ($)
                      ---------------------------------------------

                                                1 Year      3 Years
                      ---------------------------------------------
                      Institutional Shares       $20          $64


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Institutional Shares.



                          BNY Hamilton 100% U.S. Treasury Securities Money Fund

BNY HAMILTON

 U.S. GOVERNMENT MONEY FUND


INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by U.S. Treasury and U.S. Government securities. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in:

.. debt securities issued or guaranteed by the U.S. Government, or by U.S.
  Government agencies or instrumentalities

.. repurchase agreements fully collateralized by U.S. Treasury and U.S.
  Government securities. Repurchase agreements are contracts to sell and buy back a given security at a specific time and price.


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Government or its agencies and instrumentalities or by cash.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in obligations issued by the U.S. Government, its agencies and instrumentalities and repurchase agreements collateralized by U.S. Treasury and U.S. Government securities, its yields may lag other money market funds that invest in higher-yielding securities with some credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may hold the indebtedness of certain issuers identified with the U.S. Government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the

BNY Hamilton U.S. Government Money Fund
borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.





                                        BNY Hamilton U.S. Government Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



             Fee table (% of average net assets)
             ------------------------------------------------------

                                                      Institutional
                                                         Shares
             ------------------------------------------------------
             Shareholder Fees                             None

             Annual Operating Expenses (expenses that
              are deducted from fund assets)
             ------------------------------------------------------
             Management fee                               0.08
             Servicing fee                                None
             Other expenses/(a)/                          0.12
             Total annual operating expenses/(b)/         0.20



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Institutional Shares' "Total annual operating expenses" to 0.16% of the Fund's average daily net assets allocable to the Institutional Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.


The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                      Expenses on a $10,000 investment* ($)
                      ---------------------------------------------

                                                1 Year      3 Years
                      ---------------------------------------------
                      Institutional Shares       $20          $64


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Institutional Shares.



BNY Hamilton U.S. Government Money Fund

ACCOUNT POLICIES


DAILY NAV CALCULATION




A Fund calculates its net asset value per share (NAV) at 2:00 p.m. Eastern time in the case of 100% U.S. Treasury Securities Money Fund and at 5:00 p.m. Eastern time in the case of U.S. Government Money Fund on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Funds are open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Funds) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, a Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

A Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether a Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event a Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by a Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.


WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

DISTRIBUTIONS AND TAX CONSIDERATIONS


Net investment income for Institutional Shares of each Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Institutional Shares of each Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Institutional Shares of each Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Institutional Shares of each Fund, that if


                                                               Account Policies
the Fund (or its designee) accepts your purchase order on a business day by 2:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of 100% U.S. Treasury Securities Money Fund and 5:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of U.S. Government Money Fund (each, a "cut-off time"), you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Institutional Shares of each Fund, if the Fund (or its designee) accepts your redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, you will earn dividends until, but not including, the next business day.


Each Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                Type of Distribution          Federal Tax Status
                ------------------------------------------------
                Dividends from net investment  ordinary income
                income
                Short-term capital gains       ordinary income

The Funds do not expect to realize long-term capital gains or losses. Distributions from the Funds are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

PURCHASING AND REDEEMING INSTITUTIONAL SHARES


If a Fund (or its designee) accepts your purchase or redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase or redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.


                         Minimum investment requirements
                         -------------------------------

                         Initial investment  $50,000,000
                         -------------------------------

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-426-9363.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426-9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.


The Funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. In addition, if you redeem shares purchased



Account Policies
by check, you will not receive proceeds from such redemption until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The Funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received by the transfer agent or its designee before the close of business. In order for the Advisor to manage each Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund


.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.


Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.


Exchange minimums You may exchange shares between the Funds in this Prospectus and any other BNY Hamilton Fund. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.


To make an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.


Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.


ABUSIVE TRADING


Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this Prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.


The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at


                                                               Account Policies
any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this Prospectus.


INVESTMENT ADVISOR


The investment advisor of these Funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Funds. In return for these services, the Advisor is entitled to a fee from each Fund at the annual rate of 0.08% of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of each Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.


PORTFOLIO MANAGER


BNY Hamilton 100% U.S. Treasury Securities Money Fund and BNY Hamilton U.S. Government Money Fund are managed by Sammi P. Joseph, who is a Vice President of the Advisor and has managed the assets of two other BNY Hamilton money market funds, the BNY Hamilton Money Fund and the BNY Hamilton Treasury Money Fund, since 2004. He joined the Advisor in 1987 and has been managing assets since 1995.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES

In addition to complying with the requirements of Rule 2a-7 under the 1940 Act (as discussed in each Funds' "Principal Investment Strategy" section above), the Funds may observe additional, more conservative investment guidelines in order to obtain the highest rating given to money market funds by one or more nationally recognized statistical rating organizations (rating agencies). These guidelines include:

.. maintaining the weighted average maturity of the Funds' portfolios at 60 days or less; and

.. limiting the Funds' investments to those having the highest short-term rating from one or more rating agencies (e.g., investments rated A-1 by Standard & Poor's or P-1 by Moody's Investors Service, Inc.).



Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO]

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS


These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.


PORTFOLIO HOLDINGS


Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact the Funds at 1-800-426-9363 to obtain a copy. A description of each Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.


YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:


BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363


INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.


COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090


Note: The SEC requires a duplicating fee for paper copies.


SEC File Number: 811-06654

[LOGO]       BNY
          HAMILTON
           FUNDS
ADVISED BY THE BANK OF NEW YORK

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219

                                                                 10/06 BNY-0104

                                    [GRAPHIC]

                                  BNY
HAMILTON

                                  PROSPECTUS



                              SEPTEMBER 29, 2006


                                    [GRAPHIC]






   100% U.S. TREASURY SECURITIES MONEY FUND

   U.S. GOVERNMENT MONEY FUND

   HAMILTON SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton 100% U.S. Treasury Securities Money Fund

 8  BNY Hamilton U.S. Government Money Fund


SERVICES PROVIDED

11  Services Provided


ACCOUNT POLICIES

12  Daily NAV Calculation

12  Distributions and Tax Considerations

13  Purchasing and Redeeming Hamilton Shares

14  Abusive Trading

15  Investment Advisor

15  Portfolio Manager

15  Additional Information About the Funds' Investment Strategies


 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 100% U.S. TREASURY SECURITIES MONEY FUND


     CUSIP Number: Hamilton Shares 05561M275


 U.S. GOVERNMENT MONEY FUND


     CUSIP Number: Hamilton Shares 05561M226

BNY HAMILTON

 100% U.S. TREASURY SECURITIES MONEY FUND


INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. Government. These securities are:

.. Treasury bills

.. Treasury notes

.. Treasury bonds


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in U.S. Treasury obligations, its yields may lag other money market funds that invest in higher-yielding securities with somewhat increased credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any

                          BNY Hamilton 100% U.S. Treasury Securities Money Fund
other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.





BNY Hamilton 100% U.S. Treasury Securities Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



               Fee table (% of average net assets)
               -------------------------------------------------

                                                        Hamilton
                                                         Shares
               -------------------------------------------------
               Shareholder Fees                           None

               Annual Operating Expenses (expenses that
                are deducted from fund assets)
               -------------------------------------------------
               Management fee                             0.08
               Servicing fee                              0.05
               Other expenses/(a)/                        0.12

               Total annual operating expenses/(b)/       0.25



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Hamilton Shares' "Total annual operating expenses" to 0.20% of the Fund's average daily net assets allocable to the Hamilton Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.


The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                         Expenses on a $10,000 investment* ($)
                         -------------------------------------

                                            1 Year   3 Years
                         -------------------------------------
                         Hamilton Shares     $26       $80


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Hamilton Shares.



                          BNY Hamilton 100% U.S. Treasury Securities Money Fund

BNY HAMILTON

 U.S. GOVERNMENT MONEY FUND


INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by U.S. Treasury and U.S. Government securities. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in:

.. debt securities issued or guaranteed by the U.S. Government, or by U.S.
  Government agencies or instrumentalities

.. repurchase agreements fully collateralized by U.S. Treasury and U.S.
  Government securities. Repurchase agreements are contracts to sell and buy back a given security at a specific time and price.


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Government or its agencies and instrumentalities or by cash.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in obligations issued by the U.S. Government, its agencies and instrumentalities and repurchase agreements collateralized by U.S. Treasury and U.S. Government securities, its yields may lag other money market funds that invest in higher-yielding securities with some credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may hold the indebtedness of certain issuers identified with the U.S. Government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

BNY Hamilton U.S. Government Money Fund

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.






                                        BNY Hamilton U.S. Government Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



               Fee table (% of average net assets)
               -------------------------------------------------

                                                        Hamilton
                                                         Shares
               -------------------------------------------------
               Shareholder Fees                           None

               Annual Operating Expenses (expenses that
                are deducted from fund assets)
               -------------------------------------------------
               Management fee                             0.08
               Servicing fee                              0.05
               Other expenses/(a)/                        0.12

               Total annual operating expenses/(b)/       0.25



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Hamilton Shares' "Total annual operating expenses" to 0.20% of the Fund's average daily net assets allocable to the Hamilton Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.


The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                         Expenses on a $10,000 investment* ($)
                         -------------------------------------

                                            1 Year   3 Years
                         -------------------------------------
                         Hamilton Shares     $26       $80


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Hamilton Shares.



BNY Hamilton U.S. Government Money Fund

SERVICES PROVIDED


SHAREHOLDER SERVICING PLANS


The Funds have entered into servicing agreements with certain institutions (shareholder organizations) that invest in Hamilton Shares of these Funds for their customers. Under these agreements, the institutions provide support services to their customers, and, in turn, the Funds pay the institutions 0.05% (annualized) of the average daily net asset value of their customers' Hamilton Shares.


Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' cash balances in other investment accounts in Hamilton Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Funds


Some shareholder organizations may charge their customers additional fees for their services connected with investments in these Funds. If so, they are required to disclose them. Their customers should read this Prospectus along with the terms governing their accounts.


The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of a Fund's average net assets attributable to customers of those shareholder servicing agents.



WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

                                                              Services Provided

ACCOUNT POLICIES


DAILY NAV CALCULATION


A Fund calculates its net asset value per share (NAV) at 2:00 p.m. Eastern time in the case of 100% U.S. Treasury Securities Money Fund and at 5:00 p.m. Eastern time in the case of U.S. Government Money Fund on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Funds are open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Funds) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, a Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

A Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether a Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event a Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by a Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.


DISTRIBUTIONS AND TAX CONSIDERATIONS


Net investment income for Hamilton Shares of each Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Hamilton Shares of each Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Hamilton Shares of each Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Hamilton Shares of each Fund, that if the Fund (or its designee) accepts your purchase order on a business day by 2:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of 100% U.S. Treasury Securities Money Fund and 5:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of U.S. Government Money Fund (each a "cut-off time"), you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Hamilton Shares of each Fund, if the Fund (or its designee) accepts your


Account Policies
redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, you will earn dividends until, but not including, the next business day.


Each Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                Type of Distribution          Federal Tax Status
                ------------------------------------------------
                Dividends from net investment  Ordinary income
                income
                Short-term capital gains       Ordinary income

The Funds do not expect to realize long-term capital gains or losses. Distributions from the Funds are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

PURCHASING AND REDEEMING HAMILTON SHARES


If a Fund (or its designee) accepts your purchase or redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase or redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.


                         Minimum investment requirements
                         -------------------------------

                         Initial investment  $10,000,000
                         -------------------------------

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-426-9363.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426- 9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.


The Funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until the purchase check clears, which may take up to ten business days.


Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.


                                                               Account Policies

The Funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received by the transfer agent or its designee before the close of business. In order for the Advisor to manage each Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund


.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.


Customer identification program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.


Exchange minimums You may exchange shares between the Funds in this Prospectus and any other BNY Hamilton Fund. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.


To make an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.


Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.


ABUSIVE TRADING


Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this Prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this Prospectus.



Account Policies

INVESTMENT ADVISOR


The investment advisor of these Funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Funds. In return for these services, the Advisor is entitled to a fee from each Fund at the annual rate of 0.08% of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of each Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.


PORTFOLIO MANAGER


BNY Hamilton 100% U.S. Treasury Securities Money Fund and BNY Hamilton U.S. Government Money Fund are managed by Sammi P. Joseph, who is a Vice President of the Advisor and has managed the assets of two other BNY Hamilton money market funds, the BNY Hamilton Money Fund and the BNY Hamilton Treasury Money Fund, since 2004. He joined the Advisor in 1987 and has been managing assets since 1995.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES

In addition to complying with the requirements of Rule 2a-7 under the 1940 Act (as discussed in each Funds' "Principal Investment Strategy" section above), the Funds may observe additional, more conservative investment guidelines in order to obtain the highest rating given to money market funds by one or more nationally recognized statistical rating organizations (rating agencies). These guidelines include:

.. maintaining the weighted average maturity of the Funds' portfolios at 60 days or less; and

.. limiting the Funds' investments to those having the highest short-term rating from one or more rating agencies (e.g., investments rated A-1 by Standard & Poor's or P-1 by Moody's Investors Service, Inc.).



                                                               Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO]

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS


These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.


PORTFOLIO HOLDINGS


Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact the Funds at 1-800-426-9363 to obtain a copy. A description of each Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.



YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:


BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363


INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.


COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090


Note: The SEC requires a duplicating fee for paper copies.


SEC File Number: 811-06654

[LOGO]       BNY
          HAMILTON
           FUNDS
ADVISED BY THE BANK OF NEW YORK

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219

                                                                 10/06 BNY-0101

                                    [GRAPHIC]

                                  BNY HAMILTON

                                  PROSPECTUS



                              SEPTEMBER 29, 2006


                            [LOGO] BNY HAMILTON FUNDS







   100% U.S. TREASURY SECURITIES MONEY FUND

   U.S. GOVERNMENT MONEY FUND

   AGENCY SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton 100% U.S. Treasury Securities Money Fund

 8  BNY Hamilton U.S. Government Money Fund


SERVICES PROVIDED

11  Services Provided


ACCOUNT POLICIES

12  Daily NAV Calculation

12  Distributions and Tax Considerations

13  Purchasing and Redeeming Agency Shares

14  Abusive Trading

15  Investment Advisor

15  Portfolio Manager

15  Additional Information About the Funds' Investment Strategies


 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 100% U.S. TREASURY SECURITIES MONEY FUND


     CUSIP Number: Agency Shares 05561M267


 U.S. GOVERNMENT MONEY FUND


     CUSIP Number: Agency Shares 05561M218

BNY HAMILTON

 100% U.S. TREASURY SECURITIES MONEY FUND


INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. Government. These securities are:

.. Treasury bills

.. Treasury notes

.. Treasury bonds


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in U.S. Treasury obligations, its yields may lag other money market funds that invest in higher-yielding securities with somewhat increased credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

                          BNY Hamilton 100% U.S. Treasury Securities Money Fund

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.





BNY Hamilton 100% U.S. Treasury Securities Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



              Fee table (% of average net assets)
              ---------------------------------------------------

                                                           Agency
                                                           Shares
              ---------------------------------------------------
              Shareholder Fees                              None

              Annual Operating Expenses (expenses that are
               deducted from fund assets)
              ---------------------------------------------------
              Management fee                                0.08
              Servicing fee                                 0.15
              Other expenses/(a)/                           0.12

              Total annual operating expenses/(b)/          0.35



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Agency Shares' "Total annual operating expenses" to 0.26% of the Fund's average daily net assets allocable to the Agency Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.


The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                          Expenses on a $10,000 investment* ($)
                          -------------------------------------

                                           1 Year    3 Years
                          -------------------------------------
                          Agency Shares     $36       $113


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Agency Shares.



                          BNY Hamilton 100% U.S. Treasury Securities Money Fund

BNY HAMILTON

 U.S. GOVERNMENT MONEY FUND


INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by U.S. Treasury and U.S. Government securities. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in:

.. debt securities issued or guaranteed by the U.S. Government, or by U.S.
  Government agencies or instrumentalities

.. repurchase agreements fully collateralized by U.S. Treasury and U.S.
  Government securities. Repurchase agreements are contracts to sell and buy back a given security at a specific time and price.


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Government or its agencies and instrumentalities or by cash.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in obligations issued by the U.S. Government, its agencies and instrumentalities and repurchase agreements collateralized by U.S. Treasury and U.S. Government securities, its yields may lag other money market funds that invest in higher-yielding securities with some credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may hold the indebtedness of certain issuers identified with the U.S. Government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

BNY Hamilton U.S. Government Money Fund

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.





                                        BNY Hamilton U.S. Government Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



              Fee table (% of average net assets)
              ---------------------------------------------------

                                                           Agency
                                                           Shares
              ---------------------------------------------------
              Shareholder Fees                              None

              Annual Operating Expenses (expenses that are
               deducted from fund assets)
              ---------------------------------------------------
              Management fee                                0.08
              Servicing fee                                 0.15
              Other expenses/(a)/                           0.12

              Total annual operating expenses/(b)/          0.35



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Agency Shares' "Total annual operating expenses" to 0.26% of the Fund's average daily net assets allocable to the Agency Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.


The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                          Expenses on a $10,000 investment* ($)
                          -------------------------------------

                                           1 Year    3 Years
                          -------------------------------------
                          Agency Shares     $36       $113


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Agency Shares.



BNY Hamilton U.S. Government Money Fund

SERVICES PROVIDED

SHAREHOLDER SERVICING PLANS


The Funds have entered into servicing agreements with certain institutions (shareholder organizations) that invest in Agency Shares of these Funds for their customers. Under these agreements, the institutions provide support services to their customers, and, in turn, the Funds pay the institutions 0.15% (annualized) of the average daily net asset value of their customers' Agency Shares.


Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' cash balances in other investment accounts in Agency Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Funds


Some shareholder organizations may charge their customers additional fees for their services connected with investments in these Funds. If so, they are required to disclose them. Their customers should read this Prospectus along with the terms governing their accounts.


The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of a Fund's average net assets attributable to customers of those shareholder servicing agents.



WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Agency Shares of the Funds. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

                                                              Services Provided

ACCOUNT POLICIES

DAILY NAV CALCULATION


A Fund calculates its net asset value per share (NAV) at 2:00 p.m. Eastern time in the case of 100% U.S. Treasury Securities Money Fund and at 5:00 p.m. Eastern time in the case of U.S. Government Money Fund on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Funds are open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Funds) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, a Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

A Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether a Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event a Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by a Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.


DISTRIBUTIONS AND TAX CONSIDERATIONS


Net investment income for Agency Shares of each Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Agency Shares of each Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Agency Shares of each Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Agency Shares of each Fund, that if the Fund (or its designee) accepts your purchase order on a business day by 2:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of 100% U.S. Treasury Securities Money Fund and 5:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of U.S. Government Money Fund (each, a "cut-off time"), you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Agency Shares of each Fund, if the Fund (or its designee) accepts your


Account Policies
redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, you will earn dividends until, but not including, the next business day.


Each Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                Type of Distribution          Federal Tax Status
                ------------------------------------------------
                Dividends from net investment  ordinary income
                income
                Short-term capital gains       ordinary income

The Funds do not expect to realize long-term capital gains or losses. Distributions from the Funds are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

PURCHASING AND REDEEMING AGENCY SHARES


If a Fund (or its designee) accepts your purchase or redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase or redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.


                         Minimum investment requirements
                         -------------------------------
                         Initial investment  $5,000,000

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-426-9363.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426-9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.


The Funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until the purchase check clears, which may take up to ten business days.


Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.


                                                               Account Policies

The Funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received by the transfer agent or its designee before the close of business. In order for the Advisor to manage each Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund


.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.


Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.


Exchange minimums You may exchange shares between the Funds in this Prospectus and any other BNY Hamilton Fund. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.


To make an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.


Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.


ABUSIVE TRADING


Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this Prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this Prospectus.



Account Policies

INVESTMENT ADVISOR


The investment advisor of these Funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Funds. In return for these services, the Advisor is entitled to a fee from each Fund at the annual rate of 0.08% of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of each Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.


PORTFOLIO MANAGER


BNY Hamilton 100% U.S. Treasury Securities Money Fund and BNY Hamilton U.S. Government Money Fund are managed by Sammi P. Joseph, who is a Vice President of the Advisor and has managed the assets of two other BNY Hamilton money market funds, the BNY Hamilton Money Fund and the BNY Hamilton Treasury Money Fund, since 2004. He joined the Advisor in 1987 and has been managing assets since 1995.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES

In addition to complying with the requirements of Rule 2a-7 under the 1940 Act (as discussed in each Funds' "Principal Investment Strategy" section above), the Funds may observe additional, more conservative investment guidelines in order to obtain the highest rating given to money market funds by one or more nationally recognized statistical rating organizations (rating agencies). These guidelines include:

.. maintaining the weighted average maturity of the Funds' portfolios at 60 days or less; and

.. limiting the Funds' investments to those having the highest short-term rating from one or more rating agencies (e.g., investments rated A-1 by Standard & Poor's or P-1 by Moody's Investors Service, Inc.).



                                                               Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO] BNY  HAMILTON FUNDS

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS


These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.


PORTFOLIO HOLDINGS


Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact the Funds at 1-800-426-9363 to obtain a copy. A description of each Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.


YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:


BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.

COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:


1-202-551-8090


Note: The SEC requires a duplicating fee for paper copies.


SEC File Number: 811-06654

[LOGO]

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219

                                                                 10/06 BNY-0100

                                    [GRAPHIC]

                                  BNY HAMILTON

                                  PROSPECTUS



                              SEPTEMBER 29, 2006


                            [LOGO] BNY HAMILTON FUNDS






   100% U.S. TREASURY SECURITIES MONEY FUND

   U.S. GOVERNMENT MONEY FUND

   PREMIER SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton 100% U.S. Treasury Securities Money Fund

 8  BNY Hamilton U.S. Government Money Fund


SERVICES PROVIDED

11  Services Provided


ACCOUNT POLICIES

12  Daily NAV Calculation

12  Distributions and Tax Considerations

13  Purchasing and Redeeming Premier Shares

14  Abusive Trading

15  Investment Advisor

15  Portfolio Manager

15  Additional Information About the Funds' Investment Strategies


 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 100% U.S. TREASURY SECURITIES MONEY FUND


     CUSIP Number: Premier Shares 05561M259


 U.S. GOVERNMENT MONEY FUND


     CUSIP Number: Premier Shares 05561M192

BNY HAMILTON

 100% U.S. TREASURY SECURITIES MONEY FUND

INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. Government. These securities are:

.. Treasury bills

.. Treasury notes

.. Treasury bonds


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in U.S. Treasury obligations, its yields may lag other money market funds that invest in higher-yielding securities with somewhat increased credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and


                          BNY Hamilton 100% U.S. Treasury Securities Money Fund

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.






BNY Hamilton 100% U.S. Treasury Securities Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



                  Fee table (% of average net assets)
                  --------------------------------------------

                                                       Premier
                                                       Shares
                  --------------------------------------------
                  Shareholder Fees                      None

                  Annual Operating Expenses (expenses
                   that are deducted from fund assets)
                  --------------------------------------------
                  Management fee                        0.08
                  Servicing fee                         0.30
                  Other expenses/(a)/                   0.12
                  Total annual operating expenses/(b)/  0.50



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Premier Shares' "Total annual operating expenses" to 0.45% of the Fund's average daily net assets allocable to the Premier Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                         Expenses on a $10,000 investment* ($)
                         ---------------------------------------------

                                                1 Year         3 Years
                         ---------------------------------------------
                         Premier Shares          $51            $160


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Premier Shares.




                          BNY Hamilton 100% U.S. Treasury Securities Money Fund

BNY HAMILTON

 U.S. GOVERNMENT MONEY FUND

INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by U.S. Treasury and U.S. Government securities. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in:

.. debt securities issued or guaranteed by the U.S. Government, or by U.S.
  Government agencies or instrumentalities

.. repurchase agreements fully collateralized by U.S. Treasury and U.S.
  Government securities. Repurchase agreements are contracts to sell and buy back a given security at a specific time and price.


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Government or its agencies and instrumentalities or by cash.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in obligations issued by the U.S. Government, its agencies and instrumentalities and repurchase agreements collateralized by U.S. Treasury and U.S. Government securities, its yields may lag other money market funds that invest in higher-yielding securities with some credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may hold the indebtedness of certain issuers identified with the U.S. Government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.


BNY Hamilton U.S. Government Money Fund

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.






                                        BNY Hamilton U.S. Government Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



                  Fee table (% of average net assets)
                  --------------------------------------------

                                                       Premier
                                                       Shares
                  --------------------------------------------
                  Shareholder Fees                      None

                  Annual Operating Expenses (expenses
                   that are deducted from fund assets)
                  --------------------------------------------
                  Management fee                        0.08
                  Servicing fee                         0.30
                  Other expenses/(a)/                   0.12
                  Total annual operating expenses/(b)/  0.50



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Premier Shares' "Total annual operating expenses" to 0.45% of the Fund's average daily net assets allocable to the Premier Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.


The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                         Expenses on a $10,000 investment* ($)
                         ---------------------------------------------

                                                1 Year         3 Years
                         ---------------------------------------------
                         Premier Shares          $51            $160


* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Premier Shares.




BNY Hamilton U.S. Government Money Fund

SERVICES PROVIDED

SHAREHOLDER SERVICING PLANS


The Funds have entered into servicing agreements with certain institutions (shareholder organizations) that invest in Premier Shares of these Funds for their customers. Under these agreements, the institutions provide support services to their customers, and, in turn, the Funds pay the institutions 0.30% (annualized) of the average daily net asset value of their customers' Premier Shares. The amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Premier Shares of each Fund.


Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' cash balances in other investment accounts in Premier Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Funds


Some shareholder organizations may charge their customers additional fees for their services connected with investments in these Funds. If so, they are required to disclose them. Their customers should read this Prospectus along with the terms governing their accounts.


The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of a Fund's average net assets attributable to customers of those shareholder servicing agents.



WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Premier Shares of the Funds. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

                                                              Services Provided

ACCOUNT POLICIES

DAILY NAV CALCULATION


A Fund calculates its net asset value per share (NAV) at 2:00 p.m. Eastern time in the case of 100% U.S. Treasury Securities Money Fund and at 5:00 p.m. Eastern time in the case of U.S. Government Money Fund on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Funds are open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Funds) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, a Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

A Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether a Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event a Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by a Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.


DISTRIBUTIONS AND TAX CONSIDERATIONS


Net investment income for Premier Shares of each Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Premier Shares of each Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Premier Shares of each Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Premier Shares of each Fund, that if the Fund (or its designee) accepts your purchase order on a business day by 2:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of 100% U.S. Treasury Securities Money Fund and 5:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of U.S. Government Money Fund (each, a "cut-off time"), you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Premier Shares of each Fund, if the Fund (or its designee) accepts your re-


Account Policies
demption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, you will earn dividends until, but not including, the next business day.


Each Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                Type of Distribution          Federal Tax Status
                ------------------------------------------------
                Dividends from net investment  ordinary income
                income
                Short-term capital gains       ordinary income

The Funds do not expect to realize long-term capital gains or losses. Distributions from the Funds are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

PURCHASING AND REDEEMING PREMIER SHARES


If a Fund (or its designee) accepts your purchase or redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase or redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.


                         Minimum investment requirements
                         -------------------------------
                         Initial investment  $1,000,000

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-426-9363.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426- 9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.


The Funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until the purchase check clears, which may take up to ten business days.


Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.


                                                               Account Policies

The Funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received by the transfer agent or its designee before the close of business. In order for the Advisor to manage each Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund


.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.


Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.


Exchange minimums You may exchange shares between the Funds in this Prospectus and any other BNY Hamilton Fund. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.


To make an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.


Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.


ABUSIVE TRADING


Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this Prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this Prospectus.



Account Policies

INVESTMENT ADVISOR


The investment advisor of these Funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Funds. In return for these services, the Advisor is entitled to a fee from each Fund at the annual rate of 0.08% of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of each Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.


PORTFOLIO MANAGER


BNY Hamilton 100% U.S. Treasury Securities Money Fund and BNY Hamilton U.S. Government Money Fund are managed by Sammi P. Joseph, who is a Vice President of the Advisor and has managed the assets of two other BNY Hamilton money market funds, the BNY Hamilton Money Fund and the BNY Hamilton Treasury Money Fund, since 2004. He joined the Advisor in 1987 and has been managing assets since 1995.



ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES

In addition to complying with the requirements of Rule 2a-7 under the 1940 Act (as discussed in each Funds' "Principal Investment Strategy" section above), the Funds may observe additional, more conservative investment guidelines in order to obtain the highest rating given to money market funds by one or more nationally recognized statistical rating organizations (rating agencies). These guidelines include:

.. maintaining the weighted average maturity of the Funds' portfolios at 60 days or less; and

.. limiting the Funds' investments to those having the highest short-term rating from one or more rating agencies (e.g., investments rated A-1 by Standard & Poor's or P-1 by Moody's Investors Service, Inc.).



                                                               Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO] BNY  HAMILTON FUNDS

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS


These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.


PORTFOLIO HOLDINGS


Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact the funds at 1-800-426-9363 to obtain a copy. A description of the Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.



YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:


BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363


INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.


COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090


Note: The SEC requires a duplicating fee for paper copies.


SEC File Number: 811-06654


[LOGO]

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219

                                                                10/06  BNY-0102

[LOGO] BNY
HAMILTON

                                  PROSPECTUS



                              SEPTEMBER 29, 2006



                                    [GRAPHIC]








   100% U.S. TREASURY SECURITIES MONEY FUND

   U.S. GOVERNMENT MONEY FUND

   CLASSIC SHARES


   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton 100% U.S. Treasury Securities Money Fund

 8  BNY Hamilton U.S. Government Money Fund


SERVICES PROVIDED

11  Services Provided


ACCOUNT POLICIES

12  Daily NAV Calculation

12  Distribution (12b-1) Plan

12  Opening an Account/Purchasing Shares

15  Making Exchanges/Redeeming Shares

16  Distributions and Tax Considerations

17  Abusive Trading

17  Investment Advisor

18  Portfolio Manager

18  Additional Information About the Funds' Investment Strategies


 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 100% U.S. TREASURY SECURITIES MONEY FUND


     CUSIP Number: Classic Shares 05561M242


 U.S. GOVERNMENT MONEY FUND


     CUSIP Number: Classic Shares 05561M184

BNY HAMILTON

 100% U.S. TREASURY SECURITIES MONEY FUND

INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. Government. These securities are:

.. Treasury bills

.. Treasury notes

.. Treasury bonds


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in U.S. Treasury obligations, its yields may lag other money market funds that invest in higher-yielding securities with somewhat increased credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

                          BNY Hamilton 100% U.S. Treasury Securities Money Fund

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.





BNY Hamilton 100% U.S. Treasury Securities Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



                Fee table (% of average net assets)
                ------------------------------------------------

                                                         Classic
                                                         Shares
                ------------------------------------------------
                Shareholder Fees                          None

                Annual Operating Expenses (expenses that
                 are deducted from fund assets)
                ------------------------------------------------
                Management fee                            0.08
                Distribution (12b-1) fees                 0.25
                Servicing fee                             0.30
                Other expenses/(a)/                       0.12

                Total annual operating expenses/(b)/      0.75



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Classic Shares' "Total annual operating expenses" to 0.59% of the Fund's average daily net assets allocable to the Classic Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.


The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                         Expenses on a $10,000 investment* ($)
                         ---------------------------------------------

                                                1 Year         3 Years
                         ---------------------------------------------
                         Classic Shares          $77            $240


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Classic Shares.



                          BNY Hamilton 100% U.S. Treasury Securities Money Fund

BNY HAMILTON

 U.S. GOVERNMENT MONEY FUND

INVESTMENT OBJECTIVE


The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements fully collateralized by U.S. Treasury and U.S. Government securities. This investment objective is fundamental (i.e., subject to change only by shareholder approval).


PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in:

.. debt securities issued or guaranteed by the U.S. Government, or by U.S.
  Government agencies or instrumentalities

.. repurchase agreements fully collateralized by U.S. Treasury and U.S.
  Government securities. Repurchase agreements are contracts to sell and buy back a given security at a specific time and price.


The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.


In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity.

The Fund's investments are diversified through broad exposure to fixed- and variable-rate securities.

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Government or its agencies and instrumentalities or by cash.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in obligations issued by the U.S. Government, its agencies and instrumentalities and repurchase agreements collateralized by U.S. Treasury and U.S. Government securities, its yields may lag other money market funds that invest in higher-yielding securities with some credit risk.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund may hold the indebtedness of certain issuers identified with the U.S. Government, including the well-known Fannie Mae and Freddie Mac, which is not entitled to the full faith and credit of the United States. These securities are supported only by their own credit and are subject to the risk of default in the payment of interest and/or principal, like the indebtedness of private issuers.

BNY Hamilton U.S. Government Money Fund

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.





                                        BNY Hamilton U.S. Government Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES


The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.



                Fee table (% of average net assets)
                ------------------------------------------------

                                                         Classic
                                                         Shares
                ------------------------------------------------
                Shareholder Fees                          None

                Annual Operating Expenses (expenses that
                 are deducted from fund assets)
                ------------------------------------------------
                Management fee                            0.08
                Distribution (12b-1) fees                 0.25
                Servicing fee                             0.30
                Other expenses/(a)/                       0.12

                Total annual operating expenses/(b)/      0.75



(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Classic Shares' "Total annual operating expenses" to 0.59% of the Fund's average daily net assets allocable to the Classic Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.


The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.


                         Expenses on a $10,000 investment* ($)
                         -------------------------------------

                                           1 Year    3 Years
                         -------------------------------------
                         Classic Shares     $77       $240


*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS


Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Classic Shares.



BNY Hamilton U.S. Government Money Fund

SERVICES PROVIDED

SHAREHOLDER SERVICING PLANS


The Funds have entered into servicing agreements with certain institutions (shareholder organizations) that invest in Classic Shares of these Funds for their customers. Under these agreements, the institutions provide support services to their customers, and, in turn, the Funds pay the institutions 0.30% (annualized) of the average daily net asset value of their customers' Classic Shares. The amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Classic Shares of each Fund.


Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' other investment accounts in Classic Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in these Funds. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of a Fund's average net assets attributable to customers of those shareholder servicing agents.



WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Classic Shares of the Funds. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

                                                              Services Provided

ACCOUNT POLICIES


DAILY NAV CALCULATION


A Fund calculates its net asset value per share (NAV) at 2:00 p.m. Eastern time in the case of 100% U.S. Treasury Securities Money Fund and at 5:00 p.m. Eastern time in the case of U.S. Government Money Fund on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Funds are open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Funds) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, a Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

A Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether a Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event a Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by a Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.


DISTRIBUTION (12b-1) PLAN


The directors have adopted a 12b-1 distribution plan with respect to the Classic Shares of each of the Funds in this Prospectus. The plans permit the Funds to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Classic Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.


OPENING AN ACCOUNT/PURCHASING SHARES

               Minimum investment requirements
               --------------------------------------------------

                                Minimum       Minimum
                                initial     continuing    Minimum
               Account Type    investment   investments   balance
               --------------------------------------------------
               IRA               $  250        $ 25         N/A
               Regular Account   $2,000        $100        $500
               Automatic
                Investment
                Program          $  500        $ 50         N/A
               Government
                Direct Deposit             minimum $100;
                Program*         $  250   maximum $50,000

Note: Employees and retirees of The Bank of the New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.

*For federal employees and investors who receive Social Security or certain other payments from the federal government.



Account Policies

Open an account                                    Add to your investment
----------------------------------------------------------------------------------------------------------------

Mail
----------------------------------------------------------------------------------------------------------------
Send completed new account application and a       Send a check payable directly to BNY Hamilton Funds,
check payable directly to each Fund you want to    Inc. to:
invest in to:
BNY Hamilton Funds, Inc.                           BNY Hamilton Funds, Inc.
P.O. Box 182785                                    P.O. Box 182785
Columbus, OH 43218-2785                            Columbus, OH 43218-2785
For all enrollment forms, call 1-800-426-9363.     If possible, include a tear-off payment stub from one of your transaction confirmation statements.

Wire
----------------------------------------------------------------------------------------------------------------
The Funds do not charge a fee for wire
transactions, but your bank may.
Mail your completed new account application to
the Ohio address above. Call the transfer agent
at 800-952-6276 for an account number.
Instruct your bank to wire funds to a new account  Instruct your bank to wire funds to:
at:
The Bank of New York                               The Bank of New York
New York, NY 10286                                 New York, NY 10286
ABA: 021000018                                     ABA: 021000018
BNY Hamilton Funds                                 BNY Hamilton Funds
DDA 8900275847                                     DDA 8900275847
Attn: [your Fund]                                  Attn: [your Fund]
Ref: [your name, account number and taxpayer ID]   Ref: [your name, account number and taxpayer ID]

Phone
----------------------------------------------------------------------------------------------------------------
N/A                                                Call 1-800-426-9363.
                                                   You must provide the required information about your bank
                                                   on your new account application, or in a signature guaranteed letter. Your bank must be a member of the ACH (Automated
                                                   Clearing House) system.

Dealer
----------------------------------------------------------------------------------------------------------------
Note: a broker-dealer may charge a fee.
Contact your broker-dealer.                        Contact your broker-dealer.

Automatic Investment Program
----------------------------------------------------------------------------------------------------------------
Automatic investments are withdrawn from your
bank account on a monthly or biweekly basis.
Make an initial investment of at least $500 by     Once you specify a dollar amount (minimum $50),
whatever method you choose. Be sure to fill in     investments are automatic.
the information required in section 3e of your
new account application.
Your bank must be a member of the ACH (Automated   You can modify or terminate this service at any time by
Clearing House) system.                            mailing a notice to:
                                                   BNY Hamilton Funds, Inc.
                                                   P.O. Box 182785
                                                   Columbus, OH 43218-2785


                                                               Account Policies

Open an account                                    Add to your investment
--------------------------------------------------------------------------------------------------------------

Government Direct Deposit Program
--------------------------------------------------------------------------------------------------------------
For federal employees and investors who receive
social security or certain other payments from
the federal government.
Call 1-800-426-9363 for instructions on how to     Once you are enrolled, investments are automatic.
enroll.
                                                   You can terminate the service at any time by contacting the appropriate federal agency.


If a Fund (or its designee) accepts your purchase order by 2:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of 100% U.S. Treasury Securities Money Fund and 5:00 p.m. Eastern time (or earlier if the Fund closes early) in the case of the U.S. Government Money Fund (each, a "cut-off time"), we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.


Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426- 9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.


Purchases by personal check Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. Additionally, bank starter checks are not accepted for the initial purchase into the Funds. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until your purchase check clears, which may take up to ten business days.


Wire transactions The Funds do not charge a fee for wire transfers from your bank to the Funds. However, your bank may charge a service fee for wiring funds.

Account Policies

MAKING EXCHANGES/REDEEMING SHARES


To exchange shares between mutual funds (minimum   To redeem shares
$500)
-------------------------------------------------------------------------------------------------------------------

Phone
-------------------------------------------------------------------------------------------------------------------
Call 1-800-426-9363.                               Call 1-800-426-9363.
                                                   The proceeds can be wired to your bank account two business days after your redemption request, or a check can be mailed to you at the address of record on the following business day.

Mail
-------------------------------------------------------------------------------------------------------------------
The Funds do not charge a fee for wire
transactions, but your bank may.
Your instructions should include:                  Your instructions should include:
.. your account number                              .your account number
.. names of the Funds and number of shares or       .names of the Funds and number of shares or dollar amount
  dollar amount you want to exchange.               you want to exchange.
                                                   A signature guarantee is required whenever:
                                                   .you redeem more than $50,000
                                                   .you want to send proceeds to a different address or to differ-
                                                    ent banking institutions than what is on file.
                                                   .you have changed your account address within the last 10
                                                    days

Dealer
-------------------------------------------------------------------------------------------------------------------
Contact your broker-dealer.                        Contact your broker-dealer.

Systematic Withdrawal
-------------------------------------------------------------------------------------------------------------------
Requires $10,000 minimum fund balance              You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:
                                                   .declining balance
                                                   .fixed dollar amount
                                                   .fixed share quantity
                                                   .fixed percentage of your account
                                                   Call 1-800-426-9363 for details.





If a Fund (or its designee) accepts your redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.



Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the Fund will give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between the Funds in this Prospectus and any other BNY Hamilton Fund. From the perspective


                                                               Account Policies
of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new Fund, you must also exchange enough shares to meet the minimum balance requirement.


Checkwriting privileges Checkwriting privileges are available by request to shareholders of the Funds. The minimum check amount is $500. There is no fee for writing checks, but the Funds will charge for stop payments or overdrafts. You cannot close your account by writing a check. The Funds reserve the right to impose a fee or terminate this service upon notice to shareholders.


Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee. A signature guarantee is required whenever:

.. you redeem more than $50,000

.. you want to send proceeds to a different address or to different banking instructions than what is on file

.. you have changed your account address within the last 10 days

Reserved Rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund


.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.


Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

DISTRIBUTIONS AND TAX CONSIDERATIONS


Net investment income for Classic Shares of each Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Classic Shares of each Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Classic Shares of each Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Classic Shares of each Fund, that if the Fund (or its designee) accepts your purchase order on a business day by the Fund's cut-off time, you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Classic Shares of each Fund, if the Fund (or its designee) accepts your redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the



Account Policies

Fund's cut-off time, you will earn dividends until, but not including, the next business day.


Each Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                  Type of Distribution     Federal Tax Status
                  -------------------------------------------
                  Dividends from net        Ordinary income
                  investment income
                  Short-term capital gains  Ordinary income

The Funds do not expect to realize long-term capital gains or losses. Distributions from the Funds are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

ABUSIVE TRADING

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this prospectus.

INVESTMENT ADVISOR


The investment advisor of these Funds is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Funds. In return for these services, the Advisor is entitled to a fee from each Fund at the annual rate of 0.08% of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of each Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.



                                                               Account Policies

PORTFOLIO MANAGER


BNY Hamilton 100% U.S. Treasury Securities Money Fund and BNY Hamilton U.S. Government Money Fund are managed by Sammi P. Joseph, who is a Vice President of the Advisor and has managed the assets of two other BNY Hamilton money market funds, the BNY Hamilton Money Fund and the BNY Hamilton Treasury Money Fund, since 2004. He joined the Advisor in 1987 and has been managing assets since 1995.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES

In addition to complying with the requirements of Rule 2a-7 under the 1940 Act (as discussed in each Funds' "Principal Investment Strategy" section above), the Funds may observe additional, more conservative investment guidelines in order to obtain the highest rating given to money market funds by one or more nationally recognized statistical rating organizations (rating agencies). These guidelines include:

.. maintaining the weighted average maturity of the Funds' portfolios at 60 days or less; and

.. limiting the Funds' investments to those having the highest short-term rating from one or more rating agencies (e.g., investments rated A-1 by Standard & Poor's or P-1 by Moody's Investors Service, Inc.).



Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO]

For More Information

ANNUAL AND SEMI-ANNUAL REPORTS


These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.


PORTFOLIO HOLDINGS


Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request on uncertified, complete schedule of its portfolio holdings. Please contact the Funds at 1-800-426-9363 to obtain a copy. A description of each Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds website, www.bnyhamilton.com.



YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:


BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363


INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.


COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090


Note: The SEC requires a duplicating fee for paper copies.


SEC File Number: 811-06654

[LOGO]

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219

                                                                10/06  BNY-0103

                           BNY HAMILTON FUNDS, INC.

                      Statement of Additional Information

              BNY Hamilton 100% US Treasury Securities Money Fund
                     BNY Hamilton US Government Money Fund


                              September 29, 2006



   This Statement of Additional Information is not a prospectus, but contains additional information about the Funds listed above which should be read in conjunction with the relevant prospectus, each dated September 30, 2006, as supplemented from time to time, which may be obtained upon request from BNY Hamilton Distributors, Inc., 100 Summer Street, 15th floor, Boston, Massachusetts 02110, Attention: BNY Hamilton Funds, Inc., 1-800-426-9363.



General....................................................................  2
Investment Objectives and Policies.........................................  2
Investment Restrictions....................................................  5
Directors and Officers.....................................................  6
Investment Advisor.........................................................  9
Administrator.............................................................. 10
Distributor................................................................ 11
Fund, Shareholder and Other Services....................................... 12
Code of Ethics............................................................. 13
Proxy Voting Policies...................................................... 13
Disclosure of Portfolio Holdings........................................... 14
Purchase of Shares......................................................... 15
Redemption of Shares....................................................... 15
Exchange of Shares......................................................... 16
Dividends and Distributions................................................ 16
Net Asset Value............................................................ 16
Performance Data........................................................... 17
Portfolio Transactions and Brokerage
  Commissions.............................................................. 18
Description of Shares...................................................... 20
Taxes...................................................................... 21
Appendix A--Description of Securities
  Ratings.................................................................. 23

                                    General

   BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of twenty-one series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton New York Tax-Exempt Money Fund, BNY Hamilton 100% U.S. Treasury Securities Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Large Cap Equity Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton Small Cap Core Equity Fund, BNY Hamilton Multi-Cap Equity Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Core Bond Fund, BNY Hamilton Enhanced Income Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Intermediate Tax-Exempt Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton U.S. Bond Market Index Fund, BNY Hamilton High Yield Fund and BNY Hamilton Municipal Enhanced Yield Fund. Each of the BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton New York Tax-Exempt Money Fund, BNY 100% U.S. Treasury Securities Money Fund and BNY Hamilton U.S. Government Money Fund is referred to as a "Money Market Fund" or a "Fund" and they are collectively referred to as the "Money Market Funds" or the "Funds". The Bank of New York (the "Advisor") serves as investment advisor to each of the Funds. This Statement of Additional Information provides additional information only with respect to the BNY Hamilton 100% U.S. Treasury Securities Money Fund and the BNY Hamilton U.S. Government Money Fund, and should be read in conjunction with the current Prospectus relating to each such Fund. For purposes of this Statement of Additional Information, "Assets" means net assets plus the amount of borrowings for investment purposes.

                      Investment Objectives and Policies


   BNY Hamilton 100% U.S. Treasury Securities Money Fund (the "100% U.S. Treasury Money Fund") is designed to be an economical and convenient means of making substantial investments in money market instruments. The 100% U.S. Treasury Money Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury. The 100% US Treasury Fund will invest only in money market instruments issued or guaranteed by the U.S. Treasury, which differ in their interest rates, maturities, and times of issuance. In accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the 100% U.S. Treasury Money Fund will maintain a dollar-weighted average maturity of 90 days or less and will only purchase securities having remaining maturity of 397 days or less. In order to obtain the highest rating given to money market funds by nationally recognized statistical rating organizations, the 100% U.S. Treasury Money Fund may maintain a dollar-weighted average maturity of 60 days or less. See "Quality and Diversification Requirements".



   BNY Hamilton U.S. Government Money Fund (the "U.S. Government Money Fund") is designed to be an economical and convenient means of investing in securities issued or guaranteed by the United States Government and its agencies and instrumentalities. The U.S. Government Money Fund's investment objective is to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the United States Government, its agencies and instrumentalities and repurchase agreements fully collateralized by obligations of the United States Government. The U.S. Government Money Fund will only invest in money market securities issued by the United States Government, its agencies and instrumentalities, including but not limited to securities subject to repurchase agreements secured by United States Treasury and United States Government securities. In accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the U.S. Government Money Fund will maintain a dollar-weighted average maturity of 90 days or less and will only purchase securities having remaining maturity of 397 days or less. In order to obtain the highest rating given to money market funds by nationally recognized statistical rating organizations, the U.S. Government Money Fund may maintain a dollar-weighted average maturity of 60 days or less. See "Quality and Diversification Requirements".


   The following discussion supplements the information regarding investment objectives and policies of the respective Funds as set forth above and in their respective Prospectuses.

Government and Money Market Instruments

   As discussed in the Prospectuses, each Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Funds appears below. See "Quality and Diversification Requirements".

   United States Government Obligations. The U.S. Government Money Fund may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and government-sponsored enterprises. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States.

   The 100% U.S. Treasury Money Fund will invest only in those securities that are backed by the full faith and credit of the United States.

   Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the U.S. Government Money Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the limited right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

   Repurchase Agreements. The U.S. Government Money Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, the U.S. Government Money Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the U.S. Government Money Fund to the seller. The duration of these repurchase agreements will usually be short, from overnight to one week, and at no time will the U.S. Government Money Fund invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have durations in excess of one year from the effective date of the repurchase agreement. The U.S. Government Money Fund will always receive as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. The U.S. Government Money Fund may only engage in repurchase agreements that are collateralized by U.S. Treasury and U.S. Government securities. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur delays or other disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

   Mortgage-Backed Securities. The U.S. Government Money Fund may utilize mortgage-backed securities. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in mortgage-backed securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. The U.S. Government Money Fund's net asset value per share for each class will vary with changes in the values of its portfolio securities. To the extent that the Fund invests in mortgage-backed securities, such values will vary with changes in market interest rates generally and the differentials in yields among various kinds of mortgage-backed securities.

Additional Investments

   When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. A Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, each Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, United States Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

   Reverse Repurchase Agreements. The U.S. Government Money Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by the Fund. The U.S. Government Money Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The U.S. Government Money Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the U.S. Government Money Fund ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions".

   Loans of Portfolio Securities. The Funds may lend securities if such loans are secured continuously by liquid assets consisting of cash, United States Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the Custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders' and custodial fees in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not make any loans for terms in excess of one year. The Funds will not lend their securities to any Director, officer, employee, or affiliate of BNY Hamilton, the Advisor, any sub-adviser, the Administrator or the Distributor, unless permitted by applicable law.

Quality and Diversification Requirements

   Each of the Funds is classified as a "diversified" series of a registered investment company under the 1940 Act. This means that, with respect to 75% of its total assets, (1) the Funds may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of each Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws, or as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

   In order to attain its objective of maintaining a stable net asset value of $1.00 per share for each of its respective classes, each of the Money Market Funds will (i) limit its investment in the securities (other than United States Government securities) of any one issuer to no more than 5% of the Money Market Fund's assets, measured at the time of purchase, except for investments held for not more than three Business Days (subject, however, to each Money Market Funds' investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks.

   The Directors have adopted procedures that (i) require each Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of 397 days or less, and (ii) require each Money Market Fund, in the event of certain downgradings of or defaults on portfolio holdings, to reassess promptly whether the security presents minimal credit risks and, in certain circumstances, to determine whether continuing to hold the security is in the best interests of each Money Market Fund. In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

                            Investment Restrictions

Fundamental Policies

   In addition to its investment objectives, each Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of each Fund follow.


   The Funds may not:


      1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of a Fund's net assets would be in investments that are illiquid;

      2. Enter into reverse repurchase agreements (although the U.S. Government Money Fund may enter into reverse repurchase agreements, provided such agreements do not exceed in the aggregate one-third of the market value of the U.S. Government Money Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements);

      3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with permitted reverse repurchase agreements, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed one-third of the value of the Fund's total assets at the time of such borrowing. No Money Market Fund will purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and, in the case of the U.S. Government Money Fund, will not apply to reverse repurchase agreements;

      4. Purchase the securities or other obligations of any issuer if, immediately after such purchase, more than 5% of the value of the relevant Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation does not apply to issues of the United States Government, its agencies or instrumentalities or to permitted investments of up to 25% of a Fund's total assets;


      5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the relevant Fund's total assets, except that the Fund may invest more than 25% of its assets in securities and other instruments issued by domestic banks and bank holding companies. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, negotiable certificates of deposit, time deposits, and bankers' acceptances of United States branches of United States banks;


      6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the relevant Fund's investment objective and policies (see "Investment Objectives and Policies");

      7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; or commodity contracts or interests in oil, gas, or mineral exploration, development or lease programs;

      8. Purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

      9. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

      10. Act as an underwriter of securities; or

      11. Issue senior securities as defined in the 1940 Act, except insofar as a Fund may be deemed to have issued a senior security by reason of
   (a) entering into any repurchase agreement or reverse repurchase agreement;
   (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.

   In addition to the restrictions listed above, the 100% U.S. Treasury Money Fund may not:

      1. Invest in structured notes or other instruments commonly known as derivatives;

      2. Invest in any type of variable, adjustable or floating rate securities;

      3. Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Mortgage Corp. or the Small Business Administration; or

      4. Invest in zero coupon bonds, except that the 100% U.S. Treasury Money Fund may invest in zero coupon bonds issued by the United States Government provided that the bonds mature within 397 days from the date of purchase.

                            Directors and Officers

   The Directors and executive officers of BNY Hamilton, together with information as to their principal occupations during the past five years are shown below. The "fund complex" consists of one investment company, BNY Hamilton, including 21 series thereunder.


                                                                                Number of
                                                                              Portfolios in
                      Position(s)   Term of Office          Principal         Fund Complex
Name, Address and    Held with BNY  and Length of         Occupation(s)        Overseen by     Other Directorships
Year of Birth          Hamilton      Time Served#      During Last 5 Years      Director        Held by Director
-----------------    ------------- ---------------- ------------------------- ------------- -------------------------
Independent
Directors

Edward L. Gardner    Director and  Since May 12,    Chairman of the Board,         21       Vice Chair, New York
One Wall Street      Chairman      1995             President and Chief                     Public Library
New York, NY 10286                                  Executive Officer,                      Conservator's Council;
Year of Birth: 1934                                 Industrial Solvents                     Member, Points of Light
                                                    Corporation, 1981 to                    Foundation, 1995 to
                                                    Present (Petro-Chemical                 Present; Chairman of the
                                                    Sales)                                  Board, Big Brothers/Big
                                                                                            Sisters of New York
                                                                                            City, 1992 to 2005;
                                                                                            Chairman Emeritus, Big
                                                                                            Brothers/Big Sisters,
                                                                                            2005 to present;
                                                                                            Member, Rockefeller
                                                                                            University Council, 1984
                                                                                            to Present

James E. Quinn       Director      Since            President, Tiffany & Co.,      21       Director, Mutual of
One Wall Street                    November 15,     January 2003 to Present;                America Capital
New York, NY 10286                 1996             Member, Board of                        Management Co.,
Year of Birth: 1952                                 Directors, Tiffany & Co.,               Trustee, Museum of the
                                                    1995 to Present, Vice                   City of New York;
                                                    Chairman, Tiffany &                     Chairman, North
                                                    Co., 1999 to Present.                   American Board of the
                                                                                            UCD Smurfit School

Karen R. Osar        Director      Since May 13,    Senior Vice President          21       Director, Encore Medical
One Wall Street                    1998             and Chief Financial                     Corporation; Director,
New York, NY 10286                                  Officer, Chemtura, Inc.                 Webster Bank and
Year of Birth: 1949                                 (Chemical                               Webster Financial
                                                    Manufacturing), 2004 to                 Corporation
                                                    Present; Senior Vice
                                                    President and Chief
                                                    Financial Officer,
                                                    MeadWestvaco Corp.
                                                    (Paper Packaging), 2002
                                                    to 2003; Senior Vice
                                                    President and Chief
                                                    Financial Officer,
                                                    Westvaco Corp., 1999 to
                                                    2002

Kim D. Kelly         Director      Since August 11, Chief Executive Officer,       21       Chair of Cable
One Wall Street                    1999             Arroyo Video, 2004 to                   Advertising Bureau,
New York, NY 10286                                  2005; President, Chief                  Director of AgileTV,
Year of Birth: 1956                                 Operating Officer and                   The Cable Center and
                                                    Chief Financial Officer,                Cable in the Classroom;
                                                    Insight Communications,                 Treasurer and Trustee of
                                                    2000 to 2003                            Saint David's School;
                                                                                            Director, Arroyo Video;
                                                                                            Director, MCG Capital

John Alchin          Director      Since August 8,  Executive Vice                 21       Director, Big Brothers/
One Wall Street                    2001             President, Co-Chief                     Big Sisters of
New York, NY 10286                                  Financial Officer and                   Southeastern
Year of Birth: 1948                                 Treasurer, Comcast                      Pennsylvania; Member,
                                                    Corporation, 1990 to                    Corporate Executive
                                                    Present                                 Board of Directors of the
                                                                                            Philadelphia Museum of
                                                                                            Art

                                                                                        Number of
                                                                                      Portfolios in
                                Position(s)   Term of Office        Principal         Fund Complex
Name, Address and              Held with BNY  and Length of       Occupation(s)        Overseen by     Other Directorships
Year of Birth                    Hamilton      Time Served#    During Last 5 Years      Director        Held by Director
-----------------             --------------- -------------- ------------------------ ------------- -------------------------
Joseph Mauriello              Director        Since          Retired Deputy                21       None
One Wall Street                               July 7, 2006   Chairman, KPMG LLP,
New York, NY 10286                                           2006 to Present; Deputy
Year of Birth: 1944                                          Chairman, KPMG LLP,
                                                             2004-2006; Vice
                                                             Chairman, Financial
                                                             Services, KPMG LLP,
                                                             2002-2004; Partner,
                                                             KPMG LLP 1974-2006.

Interested Director

Newton P.S. Merrill           Director        Since          Retired; Senior Vice          21       Director, National
One Wall Street                               February 12,   President, The Bank of                 Integrity Life Insurance,
New York, NY 10286                            2003           New York, 1994 to                      2000 to Present; Trustee,
Year of Birth: 1939                                          2003; Chairman and                     Museum of the City of
                                                             Director, Ivy Asset                    New York, 1995 to
                                                             Management, 2000 to                    Present; Director, Woods
                                                             2003                                   Hole Oceanographic
                                                                                                    Institute, 1994 to
                                                                                                    Present; Honorary
                                                                                                    Trustee, Edwin Gould
                                                                                                    Foundation for Children,
                                                                                                    2003 to Present; Trustee
                                                                                                    Connecticut River
                                                                                                    Museum, 2005 to
                                                                                                    Present

Officers

Kevin Bannon                  Chief Executive Since          Executive Vice President      --                  --
One Wall Street               Officer,        May 12, 2003   and Chief Investment
New York, NY 10286            President                      Officer of The Bank of
Year of Birth: 1952                                          New York**, 1993 to
                                                             Present; Chairman of
                                                             The Bank of New
                                                             York's Investment
                                                             Policy Committee

Ellen Kaltman                 Chief           Since          Managing Director,            --                  --
One Wall Street               Compliance      August 30,     Compliance, The Bank
New York, NY 10286            Officer         2004           of New York**, 1999 to
Year of Birth: 1948                                          Present

Guy Nordahl                   Treasurer and   Since          Vice President, The           --                  --
One Wall Street               Principal       February 15,   Bank of New York**,
New York, NY 10286            Accounting      2005           1999 to Present
Year of Birth: 1965           Officer

Kim Smallman                  Secretary       Since          Counsel, Legal Services,      --                  --
100 Summer Street, 15th Floor                 November 10,   BISYS Fund Services
Boston, MA 02110                              2004           Ohio, Inc. **, 2002 to
Year of Birth: 1971                                          Present; Attorney,
                                                             private practice, 2000-
                                                             2002

Molly Martin Alvarado         Assistant       Since          Paralegal, BISYS Fund         --                  --
100 Summer Street, 15th Floor Secretary       September 20,  Services Ohio, Inc.**,
Boston, MA 02110                              2006           2005 to Present; Blue
Year of Birth: 1965                                          Sky Corporate Legal
                                                             Assistant, Palmer &
                                                             Dodge LLP, 1999 to
                                                             2005; Business Law
                                                             Legal Assistant
                                                             Coordinator, Palmer &
                                                             Dodge LLP, 2002 to
                                                             2005.

Alaina V. Metz                Assistant       Since          Chief Administrator,          --                  --
3435 Stelzer Road             Secretary       May 14, 1997   Administration Services
Columbus, OH 43219                                           of BISYS Fund Services
Year of Birth: 1967                                          Ohio, Inc. **, June 1995
                                                             to Present

Wayne Rose                    AML             Since          Broker Dealer                 --                  --
100 Summer Street, 15th Floor Compliance      September 20,  Compliance Officer,
Boston, MA 02110              Officer         2006           BISYS Fund Services
Year of Birth: 1969                                          Ohio, Inc.***, August
                                                             2003 to Present;
                                                             Compliance Officer,
                                                             JPMorgan Invest, LLC,
                                                             January 2003 to August
                                                             2003; Brokerage Legal
                                                             Product Manager,
                                                             Fidelity Investments,
                                                             September 2000 to
                                                             December 2002

--------
# Each Director shall hold office until his or her successor is elected and qualified. The officers of BNY Hamilton shall serve for one year and until their successors are duly elected and qualified, or at the pleasure of the Directors.
* Mr. Merrill is an "interested" Director by reason ownership of securities of the parent company of The Bank of New York, the Funds' Advisor.
** This position is held with an affiliated person or principal underwriter of BNY Hamilton.

Responsibilities of the Board of Directors

   The Board has responsibility for the overall management and operations of BNY Hamilton, including general supervision of the duties performed by the Advisor and other service providers.

Board of Director Committees


   The Board of Directors has an Audit Committee, the members of which are Messrs. Alchin, Gardner, Mauriello and Quinn and Mmes. Osar and Kelly (chair). The Audit Committee met three times during the fiscal year ended December 31, 2005. The Board of Directors has determined that all members of the Audit Committee are "independent," as required by applicable listing standards of the New York Stock Exchange. The Audit Committee makes recommendations to the full Board of Directors with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect upon BNY Hamilton's financial operations.



   The Board of Directors has a Nominating Committee, the members of which are Messrs. Alchin, Gardner, Mauriello and Quinn (chair) and Mmes. Osar and Kelly. The Nominating Committee nominates candidates for election to the Board of Directors of BNY Hamilton Funds, Inc., and it also has the authority to recommend the removal of any Director from the Board. The Nominating Committee did not meet during the fiscal year ended December 31, 2005. The Nominating Committee will consider shareholder recommendations for Director nominees. Shareholders may send recommendations to Mr. Quinn.



   The Compensation Committee oversees the compensation established for Directors and any officers who are compensated by the Funds. The members of this committee are Messrs. Alchin (chair), Gardner, Mauriello and Quinn and Mmes. Osar and Kelly. The committee did not hold any meetings during the fiscal year ended December 31, 2005.



Ownership of Shares of BNY Hamilton*



                                                   Aggregate Dollar Range of
                        Dollar Range of Equity   Equity Securities in All Funds
                        Securities in the Funds  Overseen by Director in Family
Name of Director         Included in this SAI#      of Investment Companies
----------------        -----------------------  ------------------------------
Edward L. Gardner......          None               Over $100,000
James E. Quinn.........          None               Over $100,000
Karen R. Osar..........          None               $50,001-100,000
Kim D. Kelly...........          None               Over $100,000
John R. Alchin.........          None               None
Joseph Mauriello.......          None               None
Newton P.S. Merrill**..          None               Over $100,000

--------

*  As of December 31, 2005


** Interested Director


# Because the Funds included in this Statement of Additional Information commenced operations as of the date of this Statement of Additional Information, none of the Directors or their immediate family members owns beneficially or of record any shares of these Funds.



   As a group, the directors and officers of the Fund do not own any shares of the Funds included in this Statement of Additional Information.

Ownership in BNY Hamilton's Advisor, any Sub-adviser or Distributor


   Other than Mr. Merrill's ownership of securities of the parent company of The Bank of New York, none of the Directors or their immediate family members owns beneficially or of record securities in the Funds' investment advisor or principal underwriter or entity directly or indirectly controlling, controlled by, or under common control with the Funds' investment advisors or principal underwriter.


Compensation of Directors and Executive Officers

   The following table sets forth certain information regarding the compensation of BNY Hamilton's Directors and executive officers for the fiscal year ended December 31, 2005. In 2006, BNY Hamilton expects to pay each Director annual compensation of $40,000 and per-meeting fees of $4,000 (in-person meetings) and $2,000 (telephonic meetings), plus out-of-pocket expenses. In addition, the Chair of the Board of the Directors receives an additional $20,000 in annual compensation, and the Chair of the Audit Committee receives an additional $5,000 in annual compensation. During the fiscal year ended December 31, 2005, such compensation and fees amounted to $382,000, plus out-of-pocket expenses. The compensation is allocated to all series of BNY Hamilton. The Directors and executive officers do not receive pension or retirement benefits.


                                                 Aggregate                                               Total Compensation
                                            Compensation Paid by Pension or Retirement Estimated Annual   Paid by the Fund
                                              All BNY Hamilton    Benefits Accrued as   Benefits Upon   Complex (21 Funds) to
Name of Person, Position                           Funds         Part of Fund Expenses    Retirement          Director
------------------------                    -------------------- --------------------- ---------------- ---------------------
Edward L. Gardner, Director and Chairman of
  the Board................................       $ 89,000                 0                  0                $89,000
James E. Quinn, Director...................         76,000                 0                  0                 76,000
Karen Osar, Director.......................         86,250                 0                  0                 86,250
Kim Kelly, Director........................         77,250                 0                  0                 77,250
John Alchin, Director......................         84,000                 0                  0                 84,000
Joseph Mauriello, Director*................              0                 0                  0                      0
Newton P.S. Merrill, Director..............         86,000                 0                  0                 86,000
Ellen Kaltman, Chief Compliance Officer....        150,000                 0                  0                     --

--------

* Mr. Mauriello joined the Board in July 2006.


   By virtue of the responsibilities assumed by the Advisor, the Administrator and the Sub-Administrator (see "Investment Advisor", "Administrator" and "Distributor") and the services provided by BNY Hamilton, no Fund has any employees; except as indicated above, each Fund's officers are provided and compensated by The Bank of New York or by BISYS Fund Services Ohio, Inc. BNY Hamilton's officers conduct and supervise the business operations of each Fund.


   The Bank of New York extends lines of credit to Comcast Corporation, a company of which Mr. Alchin is an officer, and one of its subsidiaries in the ordinary course of business. As of December 31, 2005, The Bank of New York had extended lines of credit to Comcast Corporation., which represented 3% of all the lines of credit of each such company. As of December 31, 2005, there were no amounts outstanding under the line of credit extended from The Bank of New York to Comcast Corporation.



   The Bank of New York extends lines of credit to Tiffany & Co., a company of which Mr. Quinn is an officer, in the ordinary course of business. As of December 31, 2005, The Bank of New York had extended lines of credit to Tiffany & Co., which represented 19.5% of all the lines of credit of such company. As of that date, the loans outstanding from The Bank of New York to Tiffany & Co., including long-term senior debt, represented 2.0% of Tiffany & Co.'s total outstanding debt.


                              Investment Advisor

   The investment advisor to the Funds is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

   Under the terms of the Advisory Agreements, the investment advisory services The Bank of New York provides to the Funds are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment advisor to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The

Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives, and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Funds. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Funds. See "Portfolio Transactions and Brokerage".


   The Bank of New York has voluntarily agreed to limit the expenses of each of the 100% U.S. Treasury Money Fund and the U.S. Government Money Fund to 0.16%, 0.20%, 0.26%, 0.45% and 0.59% for the Institutional Shares, Hamilton Shares, Agency Shares, Premier Shares and Classic Shares, respectively. The limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses. The Bank of New York may cease these voluntary waivers and/or expense reimbursements at any time.



   The Investment Advisory Agreement for each Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons", as defined by the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares on 60 days' written notice to the Advisor and by the Advisor on 60 days' written notice to the applicable Fund. See "Additional Information".


   The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, The Bank of New York's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Bank of New York believes that it may perform the services for the Funds contemplated by the Investment Advisory Agreements without violating applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Funds.

   If the Bank of New York were prohibited from acting as investment advisor to the Funds, it is expected that the Directors would recommend to each Fund's shareholders that they approve the Fund's entering into new investment advisory agreements with another qualified advisor selected by the Directors.

                                 Administrator

   The Bank of New York serves as the Funds' administrator (the "Administrator") and assists generally in supervising the operations of the Funds. The Administrator's offices are located at 101 Barclay Street, New York, NY 10286. The Administrator has agreed to provide administrative services, including, but not limited to, the following: prepare minutes of Board meetings and assist the Secretary in preparation for Board meetings; perform for each Fund compliance tests and issue compliance summary reports; participate in the periodic updating of the Funds' Registration Statements and Prospectuses; coordinate the preparation, filing, printing and dissemination of periodic reports and other information to the SEC and the Funds' shareholders, including proxy statements, annual and semi-annual reports to shareholders, Form N-SAR, Form N-CSR, Form N-Q and notices pursuant to Rule 24f-2; prepare workpapers supporting the preparation of federal, state and local income tax returns for the Funds for review and approval by the Funds' independent auditors; perform ongoing wash sales review; prepare and file Form 1099s with respect to the Funds' Directors, upon the approval of the Treasurer; prepare and, subject to approval of the Treasurer, disseminate to the Board quarterly unaudited financial statements and schedules of the Funds' investments and make presentations to the Board, as appropriate; subject to approval of the Board, assist the Funds in obtaining fidelity bond and Directors & Officers/Errors & Omissions insurance coverage; prepare statistical reports for outside information services (e.g., iMoney Net, Inc., ICI, Lipper Analytical and Morningstar); attend shareholder and Board meetings as requested; subject to review and approval by the Treasurer, establish appropriate expense accruals, maintain expense files and coordinate the payment of invoices for the Funds; and provide an employee of the Administrator designated by the Board to serve as Chief Compliance Officer, together with all necessary support staff, expenses and facilities.

   The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, the Administrator entered an agreement appointing BISYS Fund Services Ohio, Inc., as sub-administrator (the "Sub-Administrator"), to perform the following administrative functions: provide compliance support and oversight, including compliance testing, reporting to the Chief Compliance Officer on compliance testing, joint regulatory oversight, Board support as requested, oversight of BNY Hamilton's transfer agent and distributor, oversight of annual anti-money laundering review, and support legal administration services as requested; review daily and monthly Compliance Management Reports; test conformity of compliance restrictions and limitations within the then-current

Registration Statement, and annually conduct an independent review of the Compliance Matrix against the investment policies and other stated policies in the Funds' Registration Statement; review at least annually the Pre-Trade System and Procedures for Manual Tests of the investment advisor(s); conduct semi-annual compliance training for Fund portfolio managers; provide ongoing consulting to assist the Administrator with any compliance questions or issues; support the Administrator's preparation of (i) the annual update to the Funds' Registration Statement, (ii) other amendments to the Funds' Registration Statement and supplements to Prospectuses and Statements of Additional Information and (iii) the holding of Annual or Special Meetings of shareholders and preparation of proxy materials relating thereto, and file any of the foregoing with the SEC upon the request of BNY Hamilton; prepare such reports, applications and documents as may be necessary or desirable to register the shares with state securities authorities, monitor the sale of shares for compliance with state securities laws, and file with the appropriate state securities authorities the registration statements and reports and all amendments thereto, as may be necessary or convenient to register and keep effective the registration of the Funds and their shares with state securities authorities; coordinate the distribution of prospectuses, supplements, proxy materials and reports to shareholders; coordinate the solicitation and tabulation of proxies (including any annual meeting of shareholders); assist with the design, development, and operation of the Funds, including new classes, investment objectives, policies and structure, and provide consultation related to legal and regulatory aspects of the establishment, maintenance, and liquidation or dissolution of Funds; obtain and maintain fidelity bonds and directors and officers/errors and omissions insurance policies for BNY Hamilton and file fidelity bonds and any notices with the SEC as required under the 1940 Act, to the extent such bonds and policies are approved by the Board; maintain corporate records on behalf of BNY Hamilton; manage the preparation process for Board meetings by (i) coordinating Board book preparation, production and distribution, (ii) preparing Board agendas, resolutions and minutes, (iii) preparing the relevant sections of the Board materials required to be prepared by BISYS, (iv) assisting to gather and coordinate special materials related to annual contract renewals and approval of rule 12b-1 plans and related matters, (v) attending Board meetings and recording the minutes, and (vi) performing such other Board meeting functions as agreed in writing; prepare and distribute Director/Officer Questionnaires, review completed Questionnaires and resolve any open issues with BNY Hamilton and counsel; review proxy statements prepared by counsel; provide officers of BNY Hamilton, other than officers required to certify certain SEC filings under the Sarbanes-Oxley Act of 2002; prepare and file amendments to the Certificate of Incorporation as necessary; and prepare amendments to the By-Laws. The Sub-Administrator is not an otherwise affiliated person of the Administrator.

   The annual fees for the Money Market Funds payable to the Administrator are equal to 0.07% of each Fund's respective average daily net assets. In addition, each Fund pays a prorated portion of the annual fee of $150,000 charged to BNY Hamilton as compensation for the provision of the Chief Compliance Officer and related staff facilities and expenses.

   The Administration Agreement between BNY Hamilton and the Administrator may be renewed or amended by the Directors without a shareholder vote.

                                  Distributor

   BNY Hamilton Distributors, Inc., an indirect wholly-owned subsidiary of the BISYS Group, Inc., acts as each Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreement for the Funds must be approved in the same manner as the Investment Advisory Agreements described above under "Investment Advisor". The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares as defined under "Additional Information".

   The Distributor may, at its own expense, assist in marketing the Funds' shares.

   The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. At the date hereof, the Advisor has in place arrangements to make such additional payments to Brown Brothers Harriman, Charles Schwab, Chicago Mercantile Exchange, J.P. Morgan Chase, Putnam Investments, Vanguard and Wachovia. The amount paid will be a percentage of an applicable Fund's average net assets attributable to customers of those shareholder servicing agents. The percentage generally will not exceed 0.15%; however, with respect to Wachovia serving in its capacity as record-keeper to the Advisor's retirement plans, such percentage will not exceed 0.55%. The Directors have adopted a distribution plan ("12b-1 Plan") with respect to the Classic Shares of all of the Money Market Funds. Such 12b-1 Plan will permit the respective Funds to reimburse the Distributor for distribution expenses in an amount up to 0.25% per annum of average daily net assets of Classic Shares. Distribution expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Classic Shares or Retail Shares, as applicable. The Classic Shares or Retail Shares of a Fund, as applicable, also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Classic Shares or Retail Shares of the related Fund as the Securities and Exchange Commission construes such term under Rule 12b-1 of the 1940 Act. If expenses reimbursable under the 12b-1 Plan exceed 0.25% per annum of average daily net assets of Classic Shares, or 0.50% per annum of average daily net assets of Retail Shares, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Classic Shares or Retail Shares of a Fund, as applicable, will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

   Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 (the "Rule") under the 1940 Act. Payments under the 12b-1 Plan are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan, which has been adopted by the Directors for the benefit of the Funds. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". The Rule provides, among other things, that a Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and the 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of BNY Hamilton nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plan is in effect, the nomination of the Directors who are not interested persons of BNY Hamilton (as defined in the 1940 Act) must be committed to the non-interested Directors.

                     Fund, Shareholder and Other Services

   BISYS Fund Services Ohio, Inc. ("BISYS"), P.O. Box 182785, Columbus, Ohio, 43218-2785, serves as the transfer agent for the Funds. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for all Funds.

   The Directors, in addition to reviewing actions of the Funds' investment advisor, administrator and distributor, as set forth below, decide upon matters of general policy.

   BNY Hamilton Funds, Inc. has adopted an Amended and Restated Shareholder Servicing Plan in respect of the Classic Shares class, Premier Shares class, Agency Shares class and Hamilton Shares class of each of the 100% U.S. Treasury Money Fund and the U.S. Government Money Fund. Under this Plan, financial institutions and other organizations ("Service Organizations") may agree to provide (or cause to others to provide) any combination of the shareholder support services and other related services and administrative assistance described below.

   Shareholder support services include: (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares;
(e) verifying shareholder requests for changes to account information;
(f) handling correspondence from shareholders about their accounts;
(g) assisting in establishing and maintaining shareholder accounts; and
(h) providing other shareholder services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law. Other related services and administrative assistance include: (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with periodic account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund;
(d) providing sub-accounting services to the Fund for shares held for the benefit of shareholders; (e) forwarding communications from the Funds to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by Fund shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares;
(h) developing and maintain facilities to enable transmission of share transactions by electronic and non-electronic means; (i) providing support and related services to financial intermediaries in order to facilitate their processing of orders and communications with shareholders; (j) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (k) developing and maintaining check writing functionality.

   Pursuant to the Shareholder Servicing Plan, the Funds may pay a Service Organization the annual shareholder servicing fees in respect of the following classes at the specified rates.

         Classic................................................ 0.30%
         Premier................................................ 0.30%
         Agency................................................. 0.15%
         Hamilton............................................... 0.05%

   In each case, such fee is accrued daily and payable monthly, based on the average daily net assets of Fund shares owned by or for shareholders by that Service Organization. In the case of the Classic and Premier Shares classes of each Fund, the amounts paid to Service Organizations for "service fees" (as defined by the National Association of Securities Dealers, Inc.) shall not exceed 0.25% of the average daily net assets attributable to a particular share class of a particular Fund.

   The Money Market Funds have entered into shareholder servicing agreements with The Bank of New York pursuant to which the Bank, as a Service Organization, will provide services contemplated above to each of the Classic, Premier, Agency and Hamilton Shares class of the Money Market Funds, as applicable, at the fee rates described above.

   The Bank of New York, One Wall Street, New York, New York 10286, serves as the custodian (the "Custodian") and fund accounting agent for each Fund.

   Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 was the registered independent public accounting firm of the Funds for the fiscal year ended December 31, 2005. The independent auditors of the Funds must be approved annually by the Audit Committee and the Board to continue in such capacity. They will perform audit services for the Funds including the examination of financial statements included in the annual report to shareholders.

                                Code of Ethics


   BNY Hamilton, the Advisor and the Distributor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of BNY Hamilton, the Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.


                             Proxy Voting Policies

   The Advisor has been delegated the authority and responsibility to vote the proxies of certain of its trust and investment advisory clients, including the Funds. The Advisor understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

   The Advisor has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures. The Advisor has elected to retain Institutional Shareholder Services, Inc. ("ISS") as a proxy consultant. ISS is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. In addition, the Advisor has determined that, except as set forth in the proxy policy and noted below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines, which have been prepared by the Advisor and ISS. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. As ISS will vote proxies in accordance with the proxy voting guidelines, the Advisor believes that this process is reasonably designed to address material conflicts of interest that may arise between the Advisor and a Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Advisor's Chief Investment Officer or other investment professional) believes that it may be in the best interest of a Fund to vote in a manner inconsistent with ISS' recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner.

   Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that ISS will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues.

   A complete copy of the Proxy Policy may be obtained by writing to: Charles Goodfellow, The Bank of New York, 1290 Avenue of the Americas, New York, New York 10104.

   Information on how the Funds has voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(1) without charge, upon request, upon calling 1-800-426-9363 and (2) on the SEC's website at http://www.sec.gov.

                       Disclosure of Portfolio Holdings

   Each Fund views holdings information as sensitive and limits the dissemination of material non-public holdings information to circumstances in accordance with the guidelines outlined below.

      1. Each Fund will provide a full list of its holdings as of the end of the Fund's fiscal quarter on www.bnyhamilton.com 60 days after its fiscal quarter-end;

      2. Each Fund will provide its top ten holdings as of the end of the calendar quarter on BNY Hamilton's web site 15 days or more after the calendar quarter-end;

      3. Each Fund will provide summary composition data derived from Fund holdings information as of the end of the calendar quarter on BNY Hamilton's web site 15 days or more after the calendar quarter-end;

      4. Each Fund will provide material non-public holdings information to third parties that, (i) calculate information derived from holdings either for use by the Advisor or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and (ii) enter into agreements that specify that (a) holdings information will be kept confidential, (b) no employee shall use the information for their personal benefit (including trading), (c) the firms certify their information security policies and procedures, and (d) the nature and type of information that may be disclosed to third parties shall be limited.


      5. Except as discussed below, each Fund may provide to ratings and rankings organizations the same information at the same time it is filed with the SEC or one day after the information is provided on BNY Hamilton's web site.



      6. No sooner than 30 days after the end of each month, each Fund will make publicly available upon request an uncertified, complete schedule of its portfolio. The notice of availability of each Fund's schedule shall be made in the Fund's prospectuses or statement of additional information and on the Funds' website. In order to receive a Fund's schedule, any requesting party shall be required to make such request each time that the requester would like to receive a schedule (i.e., there can be no standing arrangement under which a recipient receives a Fund's schedule whether or not a formal request was made).


   The information referenced in (1), (2) and (3) above, will be available on the website until disclosed in the Fund's Form N-CSR or Form N-Q that is filed with the SEC for the relevant period.


   The entities that may receive the information described in (4) above are:
(i) Morningstar, Inc. (full holdings quarterly, 25 days after quarter-end);
(ii) Lipper (full holdings quarterly, 25 days after quarter-end; (iii) Thomson Financial (full holdings quarterly, 25 days after quarter-end); (iv) S&P (full holdings of Money Fund and Treasury Money Fund weekly, six days after the end of the week; full holdings of all funds quarterly, 25 days after quarter-end); and (v) Moody's Investor Services (full holdings of Money Fund and Treasury Money monthly, six days after the end of the week). The entities listed in
(v) may also receive such information with respect to the Funds included in this Statement of Additional Information if such Funds obtain ratings from such organizations. In addition, Morningstar, Lipper, Thomson Financial, S&P, the Investment Company Institute and Value Line each receive each Fund's top ten holdings and industry breakdowns on a quarterly basis, one month after quarter end.


   Each Fund may also disclose to an issuer the number of shares of the issuer (or the percentage of outstanding shares) held by the Fund. Employees of The Bank of New York, in its capacity as the Funds' investment advisor, and each of the sub-advisors and each of their respective affiliates, that are access persons under the Funds' codes of ethics, have access to Fund holdings on a regular basis. In addition, The Bank of New York, in its capacity as the Funds' custodian and administrator, and BISYS Fund Services Ohio, Inc., in its capacity as the Funds' sub-administrator, has access to full holdings on a regular basis.

   In addition, material non-public holdings information may be provided as part of the normal investment activities of each Fund to: auditors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; counsel to the Fund or the non-interested Directors; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation.

   The service providers to which each Fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed.

   Neither the Funds nor The Bank of New York will provide portfolio holdings information to any individual, investor or other person or entity (other than those outlined above) unless specifically authorized by the Funds' Chief Compliance Officer ("CCO"). The CCO will assess each request for access on a case-by-case basis in order to determine whether the granting of such request would (i) serve a legitimate business purpose and (ii) be in the best interests of Fund shareholders. All approvals of disclosure requests will be reported to the Board of Directors at its next meeting.

   To the extent that a disclosure request is granted, the recipient of such information shall be required to enter into agreements that specify that
(i) holdings information will be kept confidential, (ii) no employee shall use the information for their personal benefit (including trading), (iii) the firms certify their information security policies and procedures, and (iv) the nature and type of information that may be disclosed to third parties shall be limited. In the event portfolio holdings disclosure made pursuant to the Funds' policies and procedures present a conflict of interest between the Funds' shareholders and The Bank of New York, a sub-adviser, the Funds' distributor or any other affiliated person of the Funds, the disclosure will not be made unless a majority of the independent Directors approves such disclosure.

   The Bank of New York will not enter into any arrangements with third parties from which it would derive any benefit, monetary or other, for the disclosure of material non-public holdings information. If, in the future, the Bank of New York desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Funds' SAI.


   It is understood that the portfolio composition of certain separate accounts managed by The Bank of New York or its affiliates may be similar to the portfolio held by one or more Funds. To the extent that such similarities do exist, the account holders and/or their representatives may obtain some knowledge as to the portfolio holdings of the Funds.


   There is no assurance that the BNY Hamilton Funds' policies on holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

                              Purchase of Shares

   Investors may open Fund accounts and purchase shares as described in each Prospectus under "Purchase of Shares".


   Each Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value plus applicable sales charges, if any) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, a Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or (ii) if the Advisor determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value".


                             Redemption of Shares

   Investors may redeem shares as described in each Prospectus. Shareholders redeeming shares of a Money Market Fund should be aware that the Money Market Funds attempt to maintain a stable net asset value of $1.00 per share for each class; however, there can be no assurance that a Money Market Fund will be able to continue to do so and, in that case, the net asset value of a Money Market Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount that differs from the number of shares redeemed. See the applicable Prospectuses and "Net Asset Value" below.

   Shareholders redeeming their shares by telephone should be aware that neither the Funds nor any of their service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent a Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

   If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

   Further Redemption Information. The Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

                              Exchange of Shares

   Shareholders purchasing shares directly from a Fund may exchange those shares at the current net asset value per share for other series of BNY Hamilton Funds, Inc. that have a similar class of shares, in accordance with the terms of the current prospectus of the series being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the series to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.

                          Dividends and Distributions

   Each Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in such Fund's Prospectus.


   Net investment income of each class of shares in each Fund consists of accrued interest or discount and amortized premium applicable to the specific class, less the accrued expenses of the relevant Fund applicable to the specific class during that dividend period, including the fees payable to the Administrator, allocated to each class of shares. See "Net Asset Value". Determination of the net investment income for each class of shares for each Money Market Fund will be made immediately prior to the determination of that Money Market Fund's net asset value, as specified in the relevant Prospectus.


   Dividends on each class of shares of a Money Market Fund are determined in the same manner and are paid in the same amount regardless of class, except that Hamilton Shares, Agency Shares, Premier Shares, Classic Shares and Retail Shares bear the fees paid to Shareholder Organizations on their behalf for those general services described under "Shareholder Servicing Plans" in the applicable Prospectuses of the Money Market Funds, and Classic Shares and Retail Shares bear Rule 12b-1 fees. In addition, each class of shares of each Money Market Fund bears certain other miscellaneous expenses specific to that class (i.e., certain cash management, registration and transfer agency expenses).

                                Net Asset Value

   Each of the Funds will compute its net asset value per share for each of its classes as described under "Net Asset Value" (or the equivalent heading) in the relevant Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received.

   All portfolio securities for each Money Market Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value of $1.00 per share for each class of shares. No assurances can be given that this goal will be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 0.5% occurs between valuation based on the amortized cost method and valuation based on market value, the Directors will take steps necessary to reduce such deviation, such as changing dividend policy, shortening the average portfolio maturity or realizing gains or losses. See "Taxes".

   Valuing the Money Market Funds' instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 of the 1940 Act. Rule 2a-7 prohibits money market funds that use the amortized cost method to value assets from investing more than 5% of their total assets in the securities of any single issuer, except obligations of the United States government and its agencies and instrumentalities. Each of the Money Market Funds intend to conduct their investment activities in a manner consistent with the requirements of Rule 2a-7. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of any of the Money Market Funds.

   The Directors oversee the Advisor's adherence to the Securities and Exchange Commission's rules, and have established procedures designed to stabilize net asset value of each class of shares of each Money Market Fund at $1.00. Each day net asset value is computed, each class of shares of each Money Market Fund will calculate the net asset value of each class of their respective shares by using both the amortized cost method and market valuations. At such intervals as they deem appropriate, the Directors consider the extent to which net asset value as calculated by using market valuations would deviate from $1.00 per share. Immediate action will be taken by the Directors if the variance between market value and amortized cost exceeds 0.5%.

   If the Directors believe that a deviation from a Money Market Fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Directors have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing net asset value by using available market quotations; and such other measures as the Directors may deem appropriate. During periods of declining interest rates, a Money Market Fund's yield based on amortized cost may be higher than the corresponding yields based on market valuations. Under these circumstances, a shareholder of any class of shares of any of the Money Market Funds would be able to obtain a somewhat higher yield than would result if that Money Market Fund used market valuations to determine its net asset value. The converse would apply in a period of rising interest rates.

   Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                               Performance Data

   From time to time, the Funds may quote performance in terms of yield, actual distributions, total return (before and after taxes), or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

   Yield Quotations. As required by regulations of the Securities and Exchange Commission, current yield for each class of shares of each of the Money Market Funds is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for each class of shares of the Money Market Funds is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

   General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

   From time to time, the yields and the total returns (including total returns after taxes on distributions and redemption) of each class of shares of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as, the views of the investment advisor as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-426-9363.

   Comparative performance information may be used from time to time in advertising the Funds' shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications. Each of the Money Market Funds may compare the performance of each class of shares to Money Fund Report, a service of IBC Financial Data, Inc. as well as yield data reported in other national financial publications.

   From time to time, the Funds may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, in such communications, the Advisor may offer opinions on current economic conditions.

               Portfolio Transactions and Brokerage Commissions

   Securities of a Fund typically are purchased via a domestic or foreign securities exchange, in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

   Portfolio Turnover. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation.

   Portfolio transactions for each of the Money Market Funds will be undertaken principally to accomplish a Fund's objective in relation to expected movements in the general level of interest rates. Each of the Money Market Funds may engage in short-term trading consistent with their objectives.

   Each of the Money Market Funds' policy of investing only in securities with maturities of less than 397 days will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments that the Money Market Funds make, turnover resulting from such investments should not adversely affect the net asset value or net income of the Money Market Funds.

   Portfolio securities will not be purchased from or through or sold to or through the Funds' Administrator, Distributor, Advisor or any "affiliated person", as defined in the 1940 Act, of the Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Funds will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor, or any of the affiliates of the Advisor is a member, except to the extent permitted by law.

   On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including the other Funds, to the extent permitted by applicable laws and regulations, the Advisor may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor, in the manner it considers to be most equitable and consistent with the Advisor's fiduciary obligations to the Fund. In some instances, this procedure might adversely affect a Fund.

   If a Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Fund may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.


   The Funds included in this Statement of Additional Information did not pay any brokerage commissions during the fiscal year ended December 31, 2005.


   As of December 31, 2005, BNY Hamilton held equity securities and debt obligations of its regular broker-dealers, in the amounts indicated below:


                                                                 Total Security
                                                                 Value (000's)
                                                                 --------------
ABN AMRO Bank...................................................       $150,000
ABN AMRO Holding NV.............................................          1,388
Alpha Bank......................................................          1,293
American Express................................................        200,786
AXA.............................................................          1,642
Bank of America Corp............................................         27,676
BB & T Corp.....................................................            381
Bear Stearns & Cos., Inc........................................         27,073
BNP Paribas SA..................................................          2,467
CIGNA Corp......................................................            162
Cincinnati Financial Corp.......................................             89
Citigroup, Inc..................................................        114,990
Comerica, Inc...................................................            105
Credit Suisse Group.............................................          2,678
Deutsche Bank AG................................................        202,427
E*Trade Financial Corp..........................................             96
Federated Investors, Inc........................................             35
Franklin Resources, Inc.........................................            260
Goldman Sachs Group, Inc........................................        640,939
ING Group NV....................................................          1,915
Janus Capital Group, Inc........................................             45
JP Morgan Chase & Co............................................         13,809
KeyCorp.........................................................            153
Lehman Brothers Holdings, Inc...................................          7,647
Lincoln National Corp...........................................            103
Marsh & McClennan Cos., Inc.....................................            266

    MBIA, Inc......................................................      95
    Mellon Financial Corp..........................................     163
    Merrill Lynch & Co., Inc.......................................  10,691
    Metlife, Inc...................................................   1,772
    Morgan Stanley................................................. 727,328
    National Australia Bank Ltd....................................   1,601
    Nomura Holdings, Inc...........................................   1,633
    Northern Trust Corp............................................     111
    Piper Jaffray Cos., Inc........................................   1,344
    PNC Financial Services Group, Inc..............................     207
    Prudential Corp. plc...........................................   1,255
    Prudential Financial, Inc......................................   3,598
    Regions Financial Corp.........................................     179
    Sanpaolo IMI spa...............................................   2,138
    Societe Generale...............................................   1,808
    State Street Corp..............................................     208
    T. Rowe Price Group, Inc.......................................   1,859
    The Bank of New York Co., Inc..................................     279
    The Charles Schwab Corp........................................     172
    UBS AG.........................................................  53,089
    Wachovia Corp..................................................  10,562
    Zions Bancorp..................................................      91
    Zurich Financial Services AG...................................   1,075


                             Description of Shares


   BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland on May 1, 1992. The Articles of Incorporation currently permit the Corporation to issue 82,000,000,000 shares of common stock, par value $0.001 per share, of which shares of the Money Market Funds in this Statement of Additional Information have been classified as follows:



                                                                  Shares of
Name of Series and Classes Thereof                             Common Allocated
----------------------------------                             ----------------
BNY Hamilton 100% U.S. Treasury Securities Money Fund.........
Institutional Shares..........................................    2,000,000,000
Hamilton Shares...............................................    2,000,000,000
Agency Shares.................................................    2,000,000,000
Premier Shares................................................    2,000,000,000
Classic Shares................................................    2,000,000,000
BNY Hamilton U.S. Government Money Fund.......................
Institutional Shares..........................................    2,000,000,000
Hamilton Shares...............................................    2,000,000,000
Agency Shares.................................................    2,000,000,000
Premier Shares................................................    2,000,000,000
Classic Shares................................................    2,000,000,000


   Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and non-assessable by BNY Hamilton. The rights of redemption and exchange are described in the appropriate Prospectus and elsewhere in this Statement of Additional Information.

   The shareholders of each Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

   BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

   The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

   For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Funds, see the applicable Prospectuses.

   No single person beneficially owns 25% or more of the Corporation's voting securities.

                                     Taxes

   Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to each Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

   Each Fund intends to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Tax Code. Accordingly, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities or the securities of other regulated investment companies). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually. If for any year any Fund does not qualify as a regulated investment company, all of its taxable income, including its net capital gain, will be subject to tax at the regular corporate rate, with no deduction for distributions to shareholders. Such distributions will generally be taxable to shareholders as qualified dividend income (as discussed below), and will generally result in a dividends received deduction for a corporate shareholder.

   Under the Tax Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax. For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

   Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses (other than exempt-interest dividends distributed by either of the Tax-Exempt Fixed Income Funds, as described below) are generally taxable to shareholders of the Funds whether such distributions are taken in cash or reinvested in additional shares.

   Dividends of net investments income paid to a non-corporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable to shareholder as ordinary income rates. Not all dividends from all Funds are expected to be qualified dividend income.

   Distributions from the Funds will not be eligible for the 70% dividends-received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of a Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund.

   Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains recognized before January 1, 2009 at a maximum rate of 15% if designated as derived from a Fund's capital gains from property held for more than one year.

   A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term.

   Individual shareholders will be subject to federal income tax on long-term capital gain recognized before January 1, 2009 at a maximum rate of 15% in respect of shares held for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

   Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

   Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

   Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met. "Effective for regulated investment companies tax years beginning after December 31, 2004, the American Jobs Creation Act of 2004 exempts interest-related dividends and short-term capital gains dividends from a regulated investment company (RIC) from U.S. tax under certain circumstances."

   In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold United States federal income tax at the rate of 30% unless IRS Form W-8 is provided. The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders in these Funds are urged to consult their own tax advisers with respect to the particular tax consequences.


   Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.

                                  Appendix A

Description of Securities Ratings

S&P

Corporate and Municipal Bonds

   AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

   AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

   A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

   BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

   BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

   B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

   CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

   CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

   C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.

   NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

   A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

   A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

MOODY'S

Corporate and Municipal Bonds

   Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

   B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.

   Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

   Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  .   Leading market positions in well established industries.

  .   High rates of return on funds employed.

  . Conservative capitalization structures with moderate reliance on debt and ample asset protection.

  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  . Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes

   MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

   MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                                     PART C

OTHER INFORMATION

Item 23.  Exhibits.

Exhibit
Number   Description
------   -----------
(1)(a) Articles of Incorporation of Registrant, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(b) Articles of Amendment, dated June 29, 1992, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(c)      Articles Supplementary, dated June 29, 1994.*

(d)      Articles Supplementary, dated August 15, 1995.*

(e) Articles of Amendment, dated January 22, 1997, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(f) Articles Supplementary, dated January 22, 1997, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(g) Articles Supplementary, dated April 30, 1999, incorporated by reference to Post-Effective Amendment No. 13, filed on April 30, 1999.

(h) Form of Articles Supplementary, dated September 17, 1999, incorporated by reference to Post-Effective Amendment No. 14, filed on September 23, 1999.

(i) Articles Supplementary, dated February 15, 2000, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

(j) Articles Supplementary, dated February 26, 2001, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

(k) Articles Supplementary, dated April 2, 2001, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

(l) Articles Supplementary, dated November 14, 2001, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.

(m) Articles Supplementary, dated March 26, 2002, incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.

(n) Articles of Amendment, dated May 22, 2002, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.

(o) Articles Supplementary, dated May 22, 2002, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.

(p) Articles Supplementary, dated February 25, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(q) Form of Articles of Amendment, dated January 26, 2004, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(r) Form of Articles Supplementary, dated January 26, 2004, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(s) Articles Supplementary, dated January 7, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(t) Articles of Amendment, dated January 7, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(u) Articles Supplementary, dated April 15, 2005, incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.

(v) Articles of Amendment, dated August 16, 2005, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(w) Articles Supplementary, dated September 28, 2005, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.


(x)      Articles Supplementary, dated September 28, 2006.#

(2) Bylaws of Registrant, as amended, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(3)      Not Applicable.

(4)(a) Form of Specimen stock certificate of common stock of BNY Hamilton Money Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(b) Form of Specimen stock certificate of common stock of BNY Hamilton Intermediate Government Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(c) Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York Tax-Exempt Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(d) Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(5)(a) Investment Advisory Agreement between BNY Hamilton Money Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(b) Investment Advisory Agreement between BNY Hamilton Intermediate Government Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(c) Investment Advisory Agreement between BNY Hamilton Intermediate New York Tax-Exempt Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(d) Investment Advisory Agreement between BNY Hamilton Equity Income Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(e) Investment Advisory Agreement between BNY Hamilton Treasury Money Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(f) Investment Advisory Agreement between BNY Hamilton Large Cap Growth Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(g) Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(h) Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(i) Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(j) Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(k) Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(l) Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(m) Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(n) Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(o) Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(p) Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(q) Form of Investment Advisory Agreement between BNY Hamilton New York Tax-Free Money Market Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.

(r) Form of Investment Advisory Agreement between BNY Hamilton Enhanced Income Fund and The Bank of New York., incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.

(s) Form of Investment Advisory Agreement between BNY Hamilton Multi-Cap Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.

(t) Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(u) Form of Sub-advisory Agreement between The Bank of New York and Gannett Welsh & Kotler LLC, with respect to the BNY Hamilton Multi-Cap Equity Fund, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.

(v) Form of Investment Advisory Agreement between BNY Hamilton High Yield Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(w) Form of Sub-Advisory Agreement between The Bank of New York and Seix Investment Advisors Inc. with respect to the BNY Hamilton High Yield Fund, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(x) Form of Investment Advisory Agreement between BNY Hamilton Small Cap Core Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(y) Form of Sub-Advisory Agreement between The Bank of New York and Gannett Welsh & Kotler LLC, with respect to BNY Hamilton Small Cap Core Equity Fund, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(z) Form of Investment Advisory Agreement between BNY Hamilton Municipal Enhanced Yield Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.

(aa) Form of Sub-Advisory Agreement between The Bank of New York and Gannett Welsh & Kotler with respect to BNY Hamilton Municipal Enhanced Yield Fund, incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.


(bb) Form of Investment Advisory Agreement between BNY Hamilton 100% U.S. Treasury Securities Money Fund and The Bank of New York.#

(cc) Form of Investment Advisory Agreement between BNY Hamilton U.S. Government Money Fund and The Bank of New York.#


(6)(a) Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No.34, filed on January 26, 2004.

(b) Form of Amendment to Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(c) Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc. and amended Schedule A thereto, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(d) Form of Second Amendment to Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(7)      Not Applicable.

(8)(a) Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(b) Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(c) Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(d) Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(e) Additional Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(f) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(g) Additional Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(h) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(i) Amended and Restated Appendix B to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(j) Amended and Restated Schedule A to the Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(k) Amended and Restated Appendix B to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(l) Amended and Restated Schedule A to the Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(9)(a) Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(b) Fund Accounting Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(c) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 8, filed on April 29, 1996.

(d) Form of Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 13, filed on April 30, 1999.

(e) Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(f) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(g)      No longer applicable.

(h) Form of Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares), incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(i) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(j) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(k) Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(l) Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(m) Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(n) Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 11, filed on April 30, 1998.

(o)      Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund
         - Hamilton Classic Shares, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(p) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(q) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(r) Supplement to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(s) Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(t) Form of Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No.34, filed on January 26, 2004.

(u) Form of Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Classic Shares).*

(v)(i) Code of Ethics as adopted for the BNY Hamilton Funds, Inc, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

         (ii) Code of Ethics as adopted for Estabrook Capital Management LLC, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

         (iii) Code of Ethics as adopted for Gannett, Welsh & Kotler, LLC. , incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.

         (iv) Code of Ethics as adopted for Seix Investment Advisors Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(w) Form of Amended and Restated Rule 18f-3 Plan of BNY Hamilton Funds, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(x) Amendment to Exhibit A to the Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(y) Amendment to Schedule A to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(z) Amendment to Fund Accounting Agreement, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(aa) Fund Accounting Agreement Appendix A dated as of May 1, 2003, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(bb) Amendment to Schedule C to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(cc) Amended Exhibit A to the Administration Agreement, dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(dd) Amended Exhibit A to the Administration Agreement, effective February 16, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(ee) Amendment to Schedule A and Schedule C to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(ff) Fund Accounting Agreement Appendix A dated February 16, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(gg) Amendment No. 1 to Amended and Restated Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(hh) Amendment to Schedule C of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc.

(ii) Amendment to Schedule C of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(jj) Amendment to Amended and Restated Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(kk) Amended and Restated Shareholder Servicing Plan of BNY Hamilton Money Fund BNY, Hamilton Treasury Money Fund and BNY Hamilton New York Tax-Exempt Money Fund, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(ll) Form of Administration Agreement between BNY Hamilton Funds, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(mm) Form of Sub-Administration Agreement between The Bank of New York and BISYS Fund Services Ohio, Inc, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(10)(a) Opinion and Consent of Counsel, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(b) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton High Yield Fund, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(c) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Multi-Cap Equity Fund, incorporated by reference to Post-Effective Amendment No. 25, filed on August 7, 2002.

(d) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Enhanced Income Fund, incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.

(e) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton New York Tax-Exempt Money Fund, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.

(f) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Small Cap Core Equity Fund, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(g) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Municipal Enhanced Yield Fund, incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.


(11)(a)  Consent of Ernst & Young.

(11)(b)  Consent of Tait, Weller & Baker.


(12) Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Pre-Effective Amendment No. 1, filed on June 15, 1992.

(13)     Not Applicable.

(14)(a) Form of Amended and Restated Plan of Distribution of the BNY Hamilton Funds, Inc. Pursuant to Rule 12b-1, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(b) Amended and Restated Plan of Distribution of the BNY Hamilton Funds, Inc. Pursuant to Rule 12b-1, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(c) Amendment to Amended and Restated Plan of Distribution of Registrant Pursuant to Rule 12b-1, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(15)     Not Applicable.

(16)     Not Applicable.

Other Exhibit:

(1) Power of Attorney for Edward L. Gardner, James E. Quinn, Karen Osar, Kim Kelly, John R. Alchin and Newton P.S. Merrill dated September 21, 2005, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

----------
*  Previously filed.
#  Filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

Name                    Title/Company
----                    -------------
Frank J. Biondi, Jr.    Chairman, Biondi, Reiss Capital Management LLC
                        (investment adviser to Water View Partners LLC, a private equity limited partnership focused on media and entertainment)

William R. Chaney       Senior Managing Director, Waterview Advisors, LLC
                        (Investment Adviser to Waterview Partners, LLC)

Nicholas M. Donofrio    Senior Vice President, Technology and Manufacturing of
                        IBM Corporation (developer and manufacturer of advanced information systems)

Richard J. Kogan        Chairman and Chief Executive Officer of Schering-Plough
                        Corporation (manufacturer of pharmaceutical and consumer products)

Name                    Title/Company
----                    -------------
Michael J. Kowalski     Chairman and Chief Executive Officer of Tiffany & Co.
                        (international designers, manufacturers and distributors of jewelry and fine goods)

John A. Luke, Jr.       Chairman, President and Chief Executive Officer of
                        Westvaco Corporation (manufacturer of paper, packaging, and specialty chemicals)

John C. Malone          Chairman of Liberty Media Group (producer and
                        distributor of entertainment, sports, informational programming and electronic retailing services)

Paul Myners             CBE Chairman of Guardian Media Group plc (UK media
                        business with interests in national and community newspapers, magazines, the Internet and radio)

Catherine A. Rein       President and Chief Investment Officer of Metropolitan
                        Property and Casualty Insurance Company (insurance and services)

William C. Richardson   President and Chief Executive Officer of W.K. Kellog
                        Foundation (a private foundation)

Brian L. Roberts        President of Comcast Corp. (developer, manager and
                        operator of broadband cable networks and provider of content)

Samuel C. Scott III     Chairman, President and Chief Executive Officer of Corn
                        Products International, Inc. (global producers of corn-refined and starch based ingredients)

The Registrant's investment sub-adviser, Seix Investment Advisors ("Seix"), is the fixed income division of Trusco Capital Management Inc., an investment adviser registered under the Investment Advisers Act of 1940, which is a subsidiary of Sun Trust Banks, Inc.

To the knowledge of the Registrant, none of the directors or officers of Seix, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature.

Set forth below are the names and principal businesses of each director of Seix who is engaged in another business, profession, vocation or employment of a substantial nature:

Name                    Title/Company
----                    -------------
Christina Seix          Director Freddie Mac Corporation

Item 27.  Principal Underwriters.

(a) BNY Hamilton Distributors, Inc., which is located at 100 Summer Street, 15th floor, Boston, MA 02110, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

(b) The information required by this Item 27 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

(c)      Not Applicable.

Item 28.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 and 100 Summer Street, 15th floor, Boston, MA 02110; and at the offices of The Bank of New York, as administrator, 101 Barclay Street, New York, NY 10286.

Item 29.  Management Services.

Not Applicable.

Item 30.  Undertakings.

The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 29th day of September 2006.


BNY HAMILTON FUNDS, INC.

By /s/ Kevin J. Bannon
   -----------------------
   Kevin J. Bannon
   Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 29th day of September, 2006.


Name                    Title
----                    -----
Edward L. Gardner*      Director and Chairman of the Board of Directors

James E. Quinn*         Director

Karen Osar*             Director

Kim Kelly*              Director

John R. Alchin*         Director

Newton P.S. Merrill*    Director

/s/ Guy Nordahl         Treasurer and Principal Accounting Officer


*By /s/ Kim R. Smallman
    ----------------------
    Kim R. Smallman
    Attorney-in-Fact pursuant to a power of attorney